UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Financial Company Commercial Paper	24.2%
Certificates of Deposit	24.0
Other Notes	16.0
Asset Backed Commercial Paper	13.1
Treasury Debt	8.6
Treasury Repurchase Agreements	4.4
Other Repurchase Agreements	4.2
Government Agency Repurchase Agreements	4.0
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	29.5%
2 to 30 Days	13.8
31 to 60 Days	14.8
61 to 90 Days	14.7
Over 90 Days	25.7
Total	98.5%
Average days to maturity	31
Weighted average life	58
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.1%
Alpine Securitization LLC(a)	0.350%	12/01/2020	12/01/2020	$ 75,000,000	$ 74,890,596
Alpine Securitization LLC(a)	0.380%	09/03/2020	09/03/2020	75,000,000	74,960,729
Alpine Securitization LLC(a)	1.250%	08/18/2020	08/18/2020	50,000,000	49,982,782
Alpine Securitization LLC(a)	1.250%	08/28/2020	08/28/2020	100,000,000	99,952,964
Antalis SA(a)	0.310%	09/08/2020	09/08/2020	50,000,000	49,979,291
Barclays Bank PLC(a)	0.280%	09/02/2020	09/02/2020	115,000,000	114,948,071
Bedford Row Funding Corp., 3 Month USD LIBOR + 0.13%(b)	0.429%	09/17/2020	09/17/2020	65,000,000	65,025,012
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.15%(b)	0.323%	07/01/2020	11/10/2020	100,000,000	99,982,237
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.15%(b)	0.327%	07/10/2020	11/10/2020	110,000,000	109,980,461
Collateralized Commercial Paper V Co. LLC, 1 Month USD LIBOR + 0.11%(b)	0.285%	07/06/2020	11/06/2020	45,000,000	44,937,985
Columbia Funding Co. LLC(a)	0.290%	10/06/2020	10/06/2020	90,000,000	89,922,090
Kells Funding LLC(a)	0.245%	09/23/2020	09/23/2020	115,000,000	114,947,867
Kells Funding LLC(a)	0.250%	09/14/2020	09/14/2020	100,000,000	99,958,833
Kells Funding LLC(a)	0.270%	10/22/2020	10/22/2020	200,000,000	199,854,334
Kells Funding LLC(a)	0.380%	08/28/2020	08/28/2020	75,000,000	74,976,277
Legacy Capital Co.(a)	1.300%	07/02/2020	07/02/2020	100,897,000	100,896,327
Legacy Capital Co.(a)	1.300%	07/06/2020	07/06/2020	94,956,000	94,954,101
Legacy Capital Co.(a)	1.300%	08/19/2020	08/19/2020	21,981,000	21,974,497
Legacy Capital Co.(a)	1.300%	08/24/2020	08/24/2020	84,930,000	84,901,843
Legacy Capital Co.(a)	1.300%	08/31/2020	08/31/2020	75,289,000	75,260,084
Legacy Capital Co.(a)	1.300%	09/09/2020	09/09/2020	99,898,000	99,851,700
LMA Americas LLC(a)	0.080%	07/01/2020	07/01/2020	100,000,000	99,999,678
Matchpoint Finance PLC(a)	0.500%	08/20/2020	08/20/2020	100,000,000	99,972,517
Mountcliff Funding LLC(a)	0.200%	07/01/2020	07/01/2020	110,000,000	109,999,634
Versailles CDS LLC(a)	1.150%	07/15/2020	07/15/2020	100,000,000	99,993,750
TOTAL ASSET BACKED COMMERCIAL PAPER					2,252,103,660
CERTIFICATES OF DEPOSIT—24.0%
Bank of Montreal(a)	0.110%	07/02/2020	07/02/2020	125,000,000	125,000,139
Bank of Montreal, 1 Month USD LIBOR + 0.11%(b)	0.295%	07/13/2020	11/13/2020	157,000,000	157,006,756
Bank of Montreal, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/04/2020	02/04/2021	200,000,000	199,976,350
Bank of Montreal, FFR + 0.37%(b)	0.450%	07/01/2020	09/08/2020	180,000,000	180,033,943
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%(b)	1.523%	07/06/2020	10/06/2020	125,000,000	125,026,090
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.525%	08/12/2020	02/12/2021	97,500,000	97,523,894
Bank of Nova Scotia, 3 Month USD LIBOR + 0.10%(b)	0.406%	09/28/2020	09/28/2020	150,000,000	150,054,963
BNP Paribas(a)	1.770%	07/13/2020	07/13/2020	100,000,000	100,059,800
Canadian Imperial Bank of Commerce(a)	0.100%	07/02/2020	07/02/2020	100,000,000	99,999,994
Canadian Imperial Bank of Commerce(a)	1.950%	09/17/2020	09/17/2020	100,000,000	100,398,602
Canadian Imperial Bank of Commerce, FFR + 0.35%(b)	0.430%	07/01/2020	09/15/2020	150,000,000	150,033,441
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%(b)	0.368%	09/08/2020	09/08/2020	145,000,000	145,027,360
Credit Suisse(a)	1.250%	07/10/2020	07/10/2020	100,000,000	100,030,765
Credit Suisse, 1 Month USD LIBOR + 0.29%(b)	0.473%	07/02/2020	08/28/2020	150,000,000	150,062,164
KBC Bank NV(a)	0.110%	07/02/2020	07/02/2020	140,000,000	140,000,155
Lloyds Bank Corporate Markets PLC(a)	1.350%	10/16/2020	10/16/2020	150,000,000	150,461,746
Mitsubishi UFJ Trust & Banking Corp.(a)	0.500%	08/13/2020	08/13/2020	150,000,000	150,055,872
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.07%(b)	0.255%	07/14/2020	08/14/2020	150,000,000	150,009,794
MUFG Bank Ltd.(a)	0.250%	08/31/2020	08/31/2020	150,000,000	149,998,952
MUFG Bank Ltd.(a)	1.310%	07/16/2020	07/16/2020	125,000,000	125,063,635
Nordea Bank AB, 1 Month USD LIBOR + 0.23%(b)	0.410%	07/09/2020	07/09/2020	155,000,000	155,010,001
Norinchukin Bank(a)	0.290%	08/24/2020	08/24/2020	125,000,000	125,007,620
Skandinaviska Enskilda Banken AB(a)	1.780%	08/14/2020	08/14/2020	35,000,000	35,072,570
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.10%(b)	0.277%	07/10/2020	11/10/2020	$ 108,000,000	$ 107,953,089
Standard Chartered Bank(a)	1.400%	08/10/2020	08/10/2020	125,000,000	125,160,696
Standard Chartered Bank, 1 Month USD LIBOR + 0.14%(b)	0.331%	07/13/2020	11/12/2020	155,000,000	154,879,100
Sumitomo Mitsui Banking Corp.(a)	0.700%	07/22/2020	07/22/2020	76,500,000	76,529,163
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.15%(b)	0.344%	07/17/2020	10/19/2020	150,000,000	149,997,069
Sumitomo Mitsui Trust Bank(a)	0.490%	08/12/2020	08/12/2020	50,000,000	50,019,936
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.25%(b)	0.429%	07/06/2020	01/04/2021	100,000,000	100,070,755
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	1.503%	07/06/2020	07/06/2020	155,000,000	155,002,235
Toronto-Dominion Bank, FFR + 0.37%(b)	0.450%	07/01/2020	09/14/2020	150,000,000	150,030,787
TOTAL CERTIFICATES OF DEPOSIT					4,130,557,436
FINANCIAL COMPANY COMMERCIAL PAPER—24.2%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.09%(b)	0.459%	08/27/2020	08/27/2020	200,000,000	200,043,508
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.07%(b)	1.533%	07/06/2020	10/06/2020	75,000,000	75,017,612
Credit Agricole Corporate and Investment Bank(a)	0.100%	07/02/2020	07/02/2020	150,000,000	149,999,224
DBS Bank Ltd.(a)	0.280%	10/26/2020	10/26/2020	100,000,000	99,916,089
DBS Bank Ltd.(a)	0.950%	09/04/2020	09/04/2020	65,000,000	64,980,934
HSBC Bank PLC, 3 Month USD LIBOR + 0.05%(b)	0.355%	09/23/2020	12/23/2020	150,000,000	150,000,000
HSBC Bank PLC, 3 Month USD LIBOR + 0.12%(b)	1.440%	07/09/2020	10/09/2020	175,000,000	175,065,961
HSBC Bank PLC, 3 Month USD LIBOR + 0.23%(b)	1.449%	07/15/2020	10/15/2020	175,000,000	175,125,069
ING US Funding LLC(a)	1.255%	07/10/2020	07/10/2020	125,000,000	124,994,791
ING US Funding LLC, 3 Month USD LIBOR + 0.06%(b)	1.380%	07/09/2020	10/09/2020	175,000,000	175,004,706
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	0.470%	08/24/2020	11/24/2020	100,000,000	100,043,642
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	0.470%	08/25/2020	11/25/2020	125,000,000	125,054,934
National Securities Clearing Corp.(a)	0.150%	07/07/2020	07/07/2020	105,000,000	104,998,571
Skandinaviska Enskilda Banken AB(a)	1.880%	07/22/2020	07/22/2020	150,000,000	149,991,199
Societe Generale(a)	0.520%	08/27/2020	08/27/2020	100,000,000	99,974,544
Societe Generale(a)	1.780%	07/16/2020	07/16/2020	100,000,000	99,995,067
Sumitomo Mitsui Trust Bank(a)	0.330%	08/20/2020	08/20/2020	100,000,000	99,975,633
Sumitomo Mitsui Trust Bank(a)	0.350%	09/02/2020	09/02/2020	100,000,000	99,964,622
Sumitomo Mitsui Trust Bank(a)	0.490%	07/22/2020	07/22/2020	100,000,000	99,992,911
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	1.060%	08/03/2020	02/03/2021	125,000,000	125,007,075
Swedbank AB(a)	0.290%	11/02/2020	11/02/2020	40,000,000	39,968,750
Swedbank AB(a)	0.300%	09/18/2020	09/18/2020	150,000,000	149,941,000
Swedbank AB(a)	0.400%	09/01/2020	09/01/2020	150,000,000	149,959,575
Swedbank AB(a)	1.620%	07/21/2020	07/21/2020	72,500,000	72,495,433
Toronto-Dominion Bank(a)	0.120%	07/01/2020	07/01/2020	150,000,000	149,999,625
Toronto-Dominion Bank(a)	0.300%	10/15/2020	10/15/2020	125,000,000	124,917,892
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/03/2020	02/01/2021	85,000,000	84,999,991
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/04/2020	02/03/2021	150,000,000	149,999,985
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.14%(b)	0.575%	08/12/2020	11/12/2020	100,000,000	100,050,886
UBS AG, 1 Month USD LIBOR + 0.34%(b)	0.515%	07/06/2020	08/06/2020	160,000,000	160,029,861
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.376%	09/29/2020	12/29/2020	175,000,000	175,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	1.381%	07/13/2020	01/11/2021	55,000,000	55,005,826
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	1.173%	07/23/2020	10/23/2020	140,000,000	140,064,690
Westpac Banking Corp., FFR + 0.34%(b)	0.420%	07/01/2020	08/28/2020	120,000,000	120,017,089
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,167,596,695
OTHER NOTES—16.0%
ABN Amro Bank NV(a)	0.080%	07/01/2020	07/01/2020	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.110%	07/01/2020	07/01/2020	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2020	07/01/2020	130,000,000	130,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Canadian Imperial Bank of Commerce(a)	0.080%	07/01/2020	07/01/2020	$ 200,000,000	$ 200,000,000
Citibank NA(a)	0.140%	07/01/2020	07/01/2020	200,000,000	200,000,000
Den Norske Bank(a)	0.080%	07/01/2020	07/01/2020	227,323,000	227,323,000
Lloyds Bank Corporate Markets PLC(a)	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	0.090%	07/01/2020	07/01/2020	375,000,000	375,000,000
National Australia Bank Ltd.(a)	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
National Bank of Canada(a)	0.110%	07/07/2020	07/07/2020	200,000,000	200,000,000
Natixis(a)	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
Nordea Bank AB(a)	0.070%	07/01/2020	07/01/2020	125,000,000	125,000,000
Royal Bank of Canada(a)	0.090%	07/01/2020	07/01/2020	263,000,000	263,000,000
Skandinaviska Enskilda Banken AB(a)	0.080%	07/01/2020	07/01/2020	75,000,000	75,000,000
Swedbank AB(a)	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
TOTAL OTHER NOTES					2,745,323,000
TREASURY DEBT—8.6%
U.S. Treasury Bill(a)	0.115%	08/18/2020	08/18/2020	250,000,000	249,954,167
U.S. Treasury Bill(a)	0.125%	08/25/2020	08/25/2020	150,000,000	149,967,917
U.S. Treasury Bill(a)	0.135%	11/05/2020	11/05/2020	100,000,000	99,943,556
U.S. Treasury Bill(a)	0.145%	09/10/2020	09/10/2020	125,000,000	124,966,719
U.S. Treasury Bill(a)	0.150%	11/19/2020	11/19/2020	150,000,000	149,904,531
U.S. Treasury Bill(a)	0.160%	11/27/2020	11/27/2020	150,000,000	149,897,562
U.S. Treasury Bill(a)	0.180%	11/10/2020	11/10/2020	100,000,000	99,935,833
U.S. Treasury Bill(a)	0.500%	09/03/2020	09/03/2020	200,000,000	199,949,334
U.S. Treasury Bill(a)	1.519%	08/20/2020	08/20/2020	150,000,000	149,972,916
U.S. Treasury Bill(a)	1.520%	08/06/2020	08/06/2020	100,000,000	99,988,000
TOTAL TREASURY DEBT					1,474,480,535
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—4.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 04/01/2050 – 06/01/2050, valued at $153,000,000); expected proceeds $150,000,750	0.180%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 6.665% due 10/15/2033 – 06/25/2050, Federal National Mortgage Associations, 0.184% – 6.946% due 12/25/2023 – 06/25/2050, and Government National Mortgage Associations, 2.000% – 6.000% due 12/20/2040 – 04/20/2050, valued at $160,920,000); expected proceeds $149,000,372	0.090%	07/01/2020	07/01/2020	149,000,000	149,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.915% due 05/15/2040 – 04/15/2045, a Federal National Mortgage Association, 3.170% due 01/01/2027, a Government National Mortgage Association, 4.000% due 01/20/2049, and a U.S. Treasury Strip, 0.000% due 02/15/2049, valued at $25,566,408); expected proceeds $25,000,062	0.090%	07/01/2020	07/01/2020	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 10/01/2048, valued at $45,900,000); expected proceeds $45,000,112	0.090%	07/01/2020	07/01/2020	45,000,000	45,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 3.600% – 4.132% due 06/01/2030 – 11/01/2036, valued at $25,500,000); expected proceeds $25,000,062	0.090%	07/01/2020	07/01/2020	$ 25,000,000	$ 25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Government National Mortgage Associations, 2.500% – 5.500% due 06/20/2033 – 11/15/2057, valued at $66,300,000); expected proceeds $65,000,144	0.080%	07/01/2020	07/01/2020	65,000,000	65,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 07/01/2049 – 06/01/2050, and Federal National Mortgage Associations, 3.294% – 5.000% due 06/01/2023 – 08/01/2049, valued at $27,540,000); expected proceeds $27,000,068	0.140%	07/01/2020	07/01/2020	27,000,000	27,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 11/01/2021 – 07/01/2050, valued at $102,000,000); expected proceeds $100,000,250	0.090%	07/01/2020	07/01/2020	100,000,000	100,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 05/01/2050, a Government National Mortgage Association, 3.500% due 06/20/2043, a U.S. Treasury Bill, 0.000% due 01/28/2021, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $102,000,002); expected proceeds $100,000,194	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					686,000,000
TREASURY REPURCHASE AGREEMENTS—4.4%
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 3.625% – 3.750% due 08/15/2043 – 11/15/2043, valued at $122,787,021); expected proceeds $120,000,400	0.120%	07/01/2020	07/01/2020	120,000,000	120,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 2.125% – 2.750% due 01/31/2024 – 03/31/2024, valued at $71,400,038); expected proceeds $70,000,175	0.100%	07/01/2020	07/01/2020	70,000,000	70,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.375% – 2.125% due 07/31/2021 – 05/15/2025, valued at $399,594,235); expected proceeds $391,760,088	0.070%	07/01/2020	07/01/2020	391,759,000	391,759,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 07/28/2020, valued at $181,560,061); expected proceeds $178,000,445	0.090%	07/01/2020	07/01/2020	178,000,000	178,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					759,759,000
OTHER REPURCHASE AGREEMENTS—4.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Corporate Bonds, 1.150% – 7.750% due 08/10/2020 – 06/15/2050, valued at $110,565,999); expected proceeds $100,000,639	0.230%	07/01/2020	07/01/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $205,200,009); expected proceeds $190,001,319	0.250%	07/01/2020	07/01/2020	$ 190,000,000	$ 190,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $459,654,428); expected proceeds $425,002,715	0.230%	07/01/2020	07/01/2020	425,000,000	425,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					715,000,000
TOTAL INVESTMENTS –98.5% (Cost $16,927,316,135)(c)					16,930,820,326
Other Assets in Excess of Liabilities —1.5%					258,672,810
NET ASSETS –100.0%					$ 17,189,493,136
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,252,103,660	$—	$ 2,252,103,660
Certificates of Deposit	—	4,130,557,436	—	4,130,557,436
Financial Company Commercial Paper	—	4,167,596,695	—	4,167,596,695
Other Notes	—	2,745,323,000	—	2,745,323,000
Treasury Debt	—	1,474,480,535	—	1,474,480,535
Government Agency Repurchase Agreements	—	686,000,000	—	686,000,000
Treasury Repurchase Agreements	—	759,759,000	—	759,759,000
Other Repurchase Agreements	—	715,000,000	—	715,000,000
Total Investments	$—	$16,930,820,326	$—	$16,930,820,326
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$14,770,061,326
Repurchase agreements, at value	2,160,759,000
Total Investments	16,930,820,326
Cash	841
Receivable for investments sold	249,897,562
Interest receivable — unaffiliated issuers	9,471,095
Other Receivable	244,635
TOTAL ASSETS	17,190,434,459
LIABILITIES
Advisory and administrator fee payable	698,036
Custody, sub-administration and transfer agent fees payable	180,127
Professional fees payable	38,687
Printing fees payable	6,094
Accrued expenses and other liabilities	18,379
TOTAL LIABILITIES	941,323
NET ASSETS	$17,189,493,136
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,766,557,135
Repurchase agreements	2,160,759,000
Total cost of investments	$16,927,316,135
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$115,126,285
EXPENSES
Advisory and administrator fee	4,705,850
Custodian, sub-administrator and transfer agent fees	1,217,691
Trustees’ fees and expenses	124,571
Professional fees and expenses	109,565
Printing and postage fees	3,058
Insurance expense	3,427
Miscellaneous expenses	35,651
TOTAL EXPENSES	6,199,813
NET INVESTMENT INCOME (LOSS)	$108,926,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,089,734)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,071,842
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,892)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$108,908,580
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 108,926,472	$ 395,127,821
Net realized gain (loss)	(2,089,734)	206,342
Net change in unrealized appreciation/depreciation	2,071,842	1,566,595
Net increase (decrease) in net assets resulting from operations	108,908,580	396,900,758
CAPITAL TRANSACTIONS
Contributions	26,600,882,080	32,519,193,299
Withdrawals	(31,146,456,274)	(22,486,319,974)
Net increase (decrease) in net assets from capital transactions	(4,545,574,194)	10,032,873,325
Net increase (decrease) in net assets during the period	(4,436,665,614)	10,429,774,083
Net assets at beginning of period	21,626,158,750	11,196,384,667
NET ASSETS AT END OF PERIOD	$ 17,189,493,136	$ 21,626,158,750
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.67%	2.38%	2.06%	0.96%	0.51%	0.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,189,493	$21,626,159	$11,196,385	$9,941,806	$8,272,653	$47,683,856
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	1.15%(b)	2.29%	2.05%	1.11%	0.49%	0.17%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $2,160,759,000 and associated collateral equal to $2,259,488,201.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,927,316,135	$3,859,156	$354,965	$3,504,191
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,006.70	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order
16

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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 5- and 10-year periods and equal to the median of its Performance Group for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

		% of Net Assets
	Certificates of Deposit	27.0%
	Financial Company Commercial Paper	26.2
	Treasury Debt	13.3
	Asset Backed Commercial Paper	9.8
	Government Agency Repurchase Agreements	9.6
	Other Notes	6.7
	Treasury Repurchase Agreements	4.1
	Other Repurchase Agreements	3.3
	Other Assets in Excess of Liabilities	0.0(a)
	TOTAL	100.0%
(a)	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	18.1%
2 to 30 Days	25.4
31 to 60 Days	13.1
61 to 90 Days	14.3
Over 90 Days	29.1
Total	100.0%
Average days to maturity	41
Weighted average life	62
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.8%
Albion Capital LLC(a)	0.210%	07/21/2020	07/21/2020	$ 2,000,000	$ 1,999,874
Albion Capital LLC(a)	0.270%	08/20/2020	08/20/2020	6,438,000	6,436,687
Antalis SA(a)	0.290%	09/03/2020	09/03/2020	4,000,000	3,998,469
Antalis SA(a)	0.310%	10/01/2020	10/01/2020	4,000,000	3,997,654
Antalis SA(a)	0.330%	09/18/2020	09/18/2020	7,000,000	6,996,624
Atlantic Asset Securitization LLC(a)	0.270%	10/02/2020	10/02/2020	7,000,000	6,996,765
Columbia Funding Co. LLC(a)	0.160%	07/06/2020	07/06/2020	7,000,000	6,999,880
Columbia Funding Co. LLC(a)	0.310%	10/07/2020	10/07/2020	6,500,000	6,494,298
Mackinac Funding Company LLC(a)	0.330%	09/24/2020	09/24/2020	2,500,000	2,498,047
Mont Blanc Capital Corp.(a)	0.260%	09/03/2020	09/03/2020	7,000,000	6,997,131
Mont Blanc Capital Corp.(a)	0.300%	08/18/2020	08/18/2020	5,000,000	4,998,550
Versailles Commercial Paper LLC(a)	0.260%	09/25/2020	09/25/2020	6,000,000	5,996,288
TOTAL ASSET BACKED COMMERCIAL PAPER					64,410,267
CERTIFICATES OF DEPOSIT—27.0%
Bank of Montreal(a)	0.110%	07/02/2020	07/02/2020	10,000,000	10,000,011
Bank of Nova Scotia, 1 Month USD LIBOR + 0.22%(b)	0.395%	07/06/2020	07/06/2020	12,000,000	12,000,499
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.07%(b)	0.260%	07/20/2020	08/20/2020	8,000,000	8,000,795
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.12%(b)	0.451%	09/04/2020	12/04/2020	12,000,000	12,005,126
Canadian Imperial Bank of Commerce, FFR + 0.11%(b)	0.190%	07/01/2020	09/21/2020	6,000,000	5,998,158
KBC Bank NV(a)	0.110%	07/07/2020	07/07/2020	10,000,000	10,000,000
Mizuho Bank Ltd.(a)	0.370%	09/14/2020	09/14/2020	7,000,000	6,994,609
MUFG Bank Ltd.(a)	1.000%	10/15/2020	10/15/2020	8,000,000	8,040,198
Natixis, 3 Month USD LIBOR + 0.11%(b)	0.441%	09/04/2020	09/04/2020	7,000,000	7,001,989
Natixis, 3 Month USD LIBOR + 0.20%(b)	0.506%	09/29/2020	12/29/2020	7,000,000	7,007,649
Natixis, Secured Overnight Financing Rate + 0.25%(b)	0.330%	07/01/2020	02/12/2021	4,000,000	4,000,328
Nordea Bank AB, 1 Month USD LIBOR + 0.23%(b)	0.410%	07/09/2020	07/09/2020	10,000,000	10,000,645
Nordea Bank AB, 3 Month USD LIBOR + 0.13%(b)	0.445%	09/11/2020	12/11/2020	5,000,000	5,002,903
Royal Bank of Canada(a)	0.250%	10/02/2020	10/02/2020	3,000,000	3,009,385
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.447%	09/03/2020	12/03/2020	10,000,000	10,003,820
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.20%(b)	0.390%	07/20/2020	07/20/2020	9,500,000	9,501,198
Sumitomo Mitsui Banking Corp.(a)	0.300%	10/09/2020	10/09/2020	5,000,000	5,000,350
Sumitomo Mitsui Trust Bank(a)	0.300%	09/04/2020	09/04/2020	7,000,000	7,001,231
Sumitomo Mitsui Trust Bank(a)	0.300%	10/09/2020	10/09/2020	7,000,000	7,000,490
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.05%(b)	0.238%	07/13/2020	08/11/2020	9,000,000	9,000,367
Swedbank AB(a)	0.990%	07/24/2020	07/24/2020	6,400,000	6,406,474
Swedbank AB, 1 Month USD LIBOR + 0.06%(b)	0.250%	07/21/2020	08/21/2020	7,000,000	7,000,308
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%(b)	0.463%	09/09/2020	12/09/2020	8,000,000	8,004,587
TOTAL CERTIFICATES OF DEPOSIT					177,981,120
FINANCIAL COMPANY COMMERCIAL PAPER—26.2%
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.11%(b)	0.460%	08/28/2020	11/30/2020	12,000,000	12,005,493
DBS Bank Ltd.(a)	0.250%	10/02/2020	10/02/2020	6,000,000	5,996,741
DBS Bank Ltd.(a)	0.920%	08/21/2020	08/21/2020	9,500,000	9,498,010
HSBC Bank PLC, 1 Month USD LIBOR + 0.15%(b)	0.340%	07/20/2020	02/19/2021	9,000,000	8,990,821
HSBC Bank PLC, 3 Month USD LIBOR + 0.19%(b)	0.534%	09/02/2020	12/02/2020	9,000,000	9,006,452
HSBC Bank PLC, 3 Month USD LIBOR + 0.20%(b)	0.518%	09/08/2020	12/08/2020	7,000,000	7,005,523
Lloyds Bank PLC, Secured Overnight Financing Rate + 0.14%(b)	0.220%	07/01/2020	08/13/2020	12,000,000	12,000,601
LVMH Moet Hennessy Louis Vuitton SE(a)	0.210%	08/13/2020	08/13/2020	2,000,000	1,999,616
LVMH Moet Hennessy Louis Vuitton SE(a)	0.250%	09/21/2020	09/21/2020	6,000,000	5,996,265
LVMH Moet Hennessy Louis Vuitton SE(a)	0.300%	07/22/2020	07/22/2020	7,000,000	6,999,495
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
MUFG Bank Ltd.(a)	0.240%	08/31/2020	08/31/2020	$ 6,000,000	$ 5,997,582
National Australia Bank Ltd., 3 Month USD LIBOR + 0.12%(b)	0.457%	09/03/2020	12/03/2020	10,000,000	10,004,244
Nestle Finance International Ltd.(a)	0.100%	07/02/2020	07/02/2020	3,000,000	2,999,993
Nordea Bank AB(a)	0.850%	07/27/2020	07/27/2020	9,120,000	9,119,323
Siemens Capital Co. LLC(a)	0.140%	07/06/2020	07/06/2020	7,000,000	6,999,942
Svenska Handelsbanken AB(a)	0.850%	07/28/2020	07/28/2020	8,000,000	7,999,421
Toronto Dominion Bank(a)	0.110%	07/02/2020	07/02/2020	10,000,000	9,999,950
Toronto Dominion Bank(a)	0.150%	07/07/2020	07/07/2020	5,000,000	4,999,913
Toronto Dominion Bank(a)	0.240%	09/24/2020	09/24/2020	5,000,000	4,997,504
Toronto Dominion Bank(a)	0.300%	10/20/2020	10/20/2020	5,000,000	4,996,500
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.10%(b)	0.437%	08/28/2020	08/28/2020	10,000,000	10,000,902
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.376%	09/29/2020	12/29/2020	7,000,000	7,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%(b)	0.510%	08/25/2020	11/25/2020	8,000,000	8,004,794
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					172,619,085
OTHER NOTES—6.7%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.32%(b)	1.783%	07/02/2020	07/02/2020	10,000,000	10,000,000
Bank of New York Mellon Corp.(a)	2.645%	11/27/2020	11/27/2020	6,000,000	6,040,864
Credit Agricole Corporate and Investment Bank(a)	0.080%	07/01/2020	07/01/2020	2,983,000	2,983,000
Lloyds Bank Corporate Markets PLC(a)	0.070%	07/01/2020	07/01/2020	3,000,000	3,000,000
Mizuho Bank Ltd.(a)	0.090%	07/01/2020	07/01/2020	10,000,000	10,000,000
Royal Bank of Canada(a)	0.090%	07/01/2020	07/01/2020	12,000,000	12,000,000
TOTAL OTHER NOTES					44,023,864
TREASURY DEBT—13.3%
U.S. Treasury Bill(a)	0.040%	07/02/2020	07/02/2020	6,000,000	5,999,985
U.S. Treasury Bill(a)	0.110%	07/07/2020	07/07/2020	10,000,000	9,999,802
U.S. Treasury Bill(a)	0.115%	08/18/2020	08/18/2020	5,000,000	4,999,083
U.S. Treasury Bill(a)	0.135%	09/29/2020	09/29/2020	3,000,000	2,998,965
U.S. Treasury Bill(a)	0.135%	11/05/2020	11/05/2020	1,000,000	999,436
U.S. Treasury Bill(a)	0.136%	09/17/2020	09/17/2020	4,000,000	3,998,743
U.S. Treasury Bill(a)	0.142%	10/13/2020	10/13/2020	5,000,000	4,997,689
U.S. Treasury Bill(a)	0.150%	09/08/2020	09/08/2020	6,000,000	5,998,505
U.S. Treasury Bill(a)	0.150%	10/27/2020	10/27/2020	3,000,000	2,998,623
U.S. Treasury Bill(a)	0.165%	07/28/2020	07/28/2020	6,000,000	5,999,404
U.S. Treasury Bill(a)	0.165%	12/01/2020	12/01/2020	5,000,000	4,996,706
U.S. Treasury Bill(a)	0.170%	09/24/2020	09/24/2020	6,000,000	5,997,946
U.S. Treasury Bill(a)	0.170%	11/03/2020	11/03/2020	5,000,000	4,996,962
U.S. Treasury Bill(a)	0.185%	12/10/2020	12/10/2020	5,000,000	4,996,400
U.S. Treasury Bill(a)	0.200%	07/21/2020	07/21/2020	5,000,000	4,999,674
U.S. Treasury Bill(a)	1.520%	07/09/2020	07/09/2020	5,000,000	4,999,872
U.S. Treasury Bill(a)	1.520%	08/06/2020	08/06/2020	2,500,000	2,499,700
U.S. Treasury Bill(a)	1.535%	07/30/2020	07/30/2020	5,000,000	4,999,476
TOTAL TREASURY DEBT					87,476,971
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—9.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Tennessee Valley Authority, 4.250% due 09/15/2065, valued at $5,100,957); expected proceeds $5,000,013	0.090%	07/01/2020	07/01/2020	5,000,000	5,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 01/01/2049, Federal National Mortgage Associations, 2.291% – 4.500% due 09/01/2024 – 03/01/2047, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $1,020,056); expected proceeds $1,000,003	0.090%	07/01/2020	07/01/2020	$ 1,000,000	$ 1,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 12/11/2025 – 11/01/2047, Federal National Mortgage Associations, 3.500% – 5.500% due 05/01/2036 – 11/01/2041, and Government National Mortgage Associations, 2.500% – 5.000% due 12/15/2026 – 05/20/2050, valued at $15,300,455); expected proceeds $15,000,038	0.090%	07/01/2020	07/01/2020	15,000,000	15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and U.S. Treasury Inflation Index Notes, 0.375% due 01/15/2027 – 07/15/2027, valued at $4,080,059); expected proceeds $4,000,010	0.100%	07/01/2020	07/02/2020	4,000,000	4,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2048, valued at $10,200,000); expected proceeds $10,000,025	0.090%	07/01/2020	07/01/2020	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 05/01/2027 – 06/01/2050, valued at $17,340,000); expected proceeds $17,000,043	0.090%	07/01/2020	07/01/2020	17,000,000	17,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, valued at $11,220,484); expected proceeds $11,000,028	0.090%	07/01/2020	07/01/2020	11,000,000	11,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					63,000,000
TREASURY REPURCHASE AGREEMENTS—4.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 0.000% due 11/15/2043, valued at $5,117,000); expected proceeds $5,000,017	0.120%	07/01/2020	07/01/2020	5,000,000	5,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, and various Common Stocks, valued at $23,759,970); expected proceeds $22,000,141	0.230%	07/01/2020	07/01/2020	22,000,000	22,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					27,000,000
OTHER REPURCHASE AGREEMENTS—3.3%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by various Common Stocks, valued at $10,800,010); expected proceeds $10,005,017(c)	0.430%	07/01/2020	08/05/2020	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by various Common Stocks, valued at $7,560,044); expected proceeds $7,006,650(c)	0.380%	07/01/2020	09/22/2020	7,000,000	7,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $5,400,019); expected proceeds $5,000,032	0.230%	07/01/2020	07/01/2020	$ 5,000,000	$ 5,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					22,000,000
TOTAL INVESTMENTS –100.0% (Cost $658,364,114)(d)					658,511,307
Other Assets in Excess of Liabilities —0.0%(e)					225,414
NET ASSETS –100.0%					$ 658,736,721
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $17,000,000 or 2.6% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 64,410,267	$—	$ 64,410,267
Certificates of Deposit	—	177,981,120	—	177,981,120
Financial Company Commercial Paper	—	172,619,085	—	172,619,085
Other Notes	—	44,023,864	—	44,023,864
Treasury Debt	—	87,476,971	—	87,476,971
Government Agency Repurchase Agreements	—	63,000,000	—	63,000,000
Treasury Repurchase Agreements	—	27,000,000	—	27,000,000
Other Repurchase Agreements	—	22,000,000	—	22,000,000
Total Investments	$—	$658,511,307	$—	$658,511,307
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$546,511,307
Repurchase agreements, at value and amortized cost	112,000,000
Total Investments	658,511,307
Cash	848
Interest receivable — unaffiliated issuers	286,791
TOTAL ASSETS	658,798,946
LIABILITIES
Advisory fee payable	24,013
Custodian, sub-administrator and transfer agent fees payable	6,647
Trustees’ fees and expenses payable	4
Professional fees payable	21,018
Printing and postage fees payable	4,819
Accrued expenses and other liabilities	5,724
TOTAL LIABILITIES	62,225
NET ASSETS	$658,736,721
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$546,364,114
Repurchase agreements	112,000,000
Total cost of investments	$658,364,114
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$4,113,274
EXPENSES
Advisory fee	179,814
Custodian, sub-administrator and transfer agent fees	74,535
Trustees’ fees and expenses	13,290
Professional fees and expenses	26,552
Printing and postage fees	4,928
Miscellaneous expenses	5,068
TOTAL EXPENSES	304,187
NET INVESTMENT INCOME (LOSS)	$3,809,087
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(152,799)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	146,442
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,357)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,802,730
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,809,087	$ 1,177,797
Net realized gain (loss)	(152,799)	—
Net change in unrealized appreciation/depreciation	146,442	751
Net increase (decrease) in net assets resulting from operations	3,802,730	1,178,548
CAPITAL TRANSACTIONS
Contributions	818,022,352	884,807,715
Withdrawals	(1,044,384,964)	(4,689,660)
Net increase (decrease) in net assets from capital transactions	(226,362,612)	880,118,055
Net increase (decrease) in net assets during the period	(222,559,882)	881,296,603
Net assets at beginning of period	881,296,603	—
NET ASSETS AT END OF PERIOD	$ 658,736,721	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
8

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	For the Period 12/04/19*- 12/31/19
Total return (a)	0.51%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,737	$881,297
Ratios to average net assets:
Total expenses	0.08%(b)	0.11%(b)
Net investment income (loss)	1.05%(b)	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $112,000,000 and associated collateral equal to $116,899,054.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.08%	$1,005.10	$0.40	$1,024.50	$0.40
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	50.9%
Government Agency Debt	27.1
Treasury Repurchase Agreements	13.5
Government Agency Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	15.4%
2 to 30 Days	20.3
31 to 60 Days	17.2
61 to 90 Days	12.0
Over 90 Days	32.5
Total	97.4%
Average days to maturity	37
Weighted average life	93
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—27.1%
Federal Farm Credit Bank, SOFR + 0.04%(a)	0.115%	07/01/2020	09/11/2020	$ 149,000,000	$ 149,000,000
Federal Farm Credit Bank (b)	0.120%	07/10/2020	07/10/2020	120,000,000	119,996,400
Federal Farm Credit Bank, SOFR + 0.04%(a)	0.120%	07/01/2020	02/09/2021	121,000,000	121,000,000
Federal Farm Credit Bank (b)	0.130%	07/23/2020	07/23/2020	100,000,000	99,992,056
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	0.150%	07/16/2020	09/16/2020	146,000,000	145,998,630
Federal Farm Credit Bank, SOFR + 0.08%(a)	0.160%	07/01/2020	01/14/2021	75,700,000	75,700,000
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	0.191%	07/13/2020	11/12/2020	358,400,000	358,386,831
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	0.194%	07/17/2020	03/17/2021	165,000,000	164,987,462
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(a)	0.250%	07/01/2020	01/18/2022	100,000,000	99,993,157
Federal Farm Credit Bank, 3 Month USD MMY + 0.11%(a)	0.260%	07/01/2020	12/28/2020	16,000,000	15,994,450
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(a)	0.280%	07/01/2020	02/28/2022	275,000,000	275,000,000
Federal Farm Credit Bank (b)	0.440%	07/13/2020	07/13/2020	113,000,000	112,983,427
Federal Farm Credit Bank (b)	0.440%	08/03/2020	08/03/2020	70,000,000	69,971,767
Federal Farm Credit Bank, 3 month LIBOR - 0.12%(a)	0.978%	07/22/2020	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank (b)	1.570%	07/08/2020	07/08/2020	16,000,000	15,995,116
Federal Farm Credit Bank (b)	1.570%	07/27/2020	07/27/2020	150,000,000	149,829,917
Federal Farm Credit Bank (b)	1.570%	08/14/2020	08/14/2020	50,000,000	49,904,056
Federal Home Loan Bank, 3 month LIBOR - 0.22%(a)	0.093%	09/15/2020	09/15/2020	480,000,000	480,000,000
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	08/05/2020	190,000,000	190,000,000
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	08/21/2020	388,200,000	388,189,558
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	09/04/2020	750,000,000	749,980,291
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	11/06/2020	109,000,000	109,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	0.130%	07/13/2020	08/13/2020	312,000,000	312,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.140%	07/09/2020	01/08/2021	345,000,000	345,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.145%	07/07/2020	08/07/2020	555,500,000	555,500,000
Federal Home Loan Bank (b)	0.148%	08/28/2020	08/28/2020	217,000,000	216,948,257
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.154%	07/17/2020	12/17/2020	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.155%	07/22/2020	03/22/2021	100,000,000	100,005,545
Federal Home Loan Bank, SOFR + 0.08%(a)	0.155%	07/01/2020	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	0.158%	11/12/2020	11/12/2020	387,000,000	386,772,401
Federal Home Loan Bank (b)	0.160%	11/20/2020	11/20/2020	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.08%(a)	0.160%	07/01/2020	03/04/2021	330,700,000	330,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.163%	07/11/2020	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.165%	07/16/2020	04/16/2021	615,800,000	615,800,000
Federal Home Loan Bank, SOFR + 0.09%(a)	0.170%	07/01/2020	11/20/2020	450,000,000	450,000,000
Federal Home Loan Bank (b)	0.180%	12/28/2020	12/28/2020	25,000,000	24,977,500
Federal Home Loan Bank, SOFR + 0.10%(a)	0.180%	07/01/2020	12/23/2020	311,000,000	311,000,000
Federal Home Loan Bank, SOFR + 0.12%(a)	0.200%	07/01/2020	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank, SOFR + 0.14%(a)	0.215%	07/01/2020	03/10/2021	138,800,000	138,800,000
Federal Home Loan Bank (b)	0.240%	08/07/2020	08/07/2020	413,500,000	413,398,003
Federal Home Loan Bank, SOFR + 0.16%(a)	0.240%	07/01/2020	07/24/2020	765,300,000	765,285,291
Federal Home Loan Bank, SOFR + 0.16%(a)	0.240%	07/01/2020	01/07/2021	579,500,000	579,500,000
Federal Home Loan Bank (b)	0.310%	07/10/2020	07/10/2020	416,300,000	416,267,737
Federal Home Loan Bank, SOFR + 0.23%(a)	0.310%	07/01/2020	04/13/2021	576,500,000	576,500,000
Federal Home Loan Bank (b)	0.440%	09/04/2020	09/04/2020	213,900,000	213,730,068
Federal Home Loan Bank (b)	0.440%	09/11/2020	09/11/2020	741,500,000	740,847,480
Federal Home Loan Bank (b)	0.460%	07/14/2020	07/14/2020	500,000,000	499,916,944
Federal Home Loan Bank (b)	1.440%	08/26/2020	08/26/2020	100,000,000	99,776,000
Federal Home Loan Bank (b)	1.550%	07/16/2020	07/16/2020	97,500,000	97,437,031
Federal Home Loan Bank (b)	1.554%	07/22/2020	07/22/2020	100,000,000	99,909,350
Federal Home Loan Bank (b)	1.559%	07/29/2020	07/29/2020	540,400,000	540,327,359
Federal Home Loan Bank (b)	1.570%	07/15/2020	07/15/2020	750,000,000	749,544,028
Federal Home Loan Bank (b)	1.570%	07/31/2020	07/31/2020	615,000,000	614,195,375
Federal Home Loan Mortgage Corp., SOFR + 0.01%(a)	0.090%	07/01/2020	08/25/2020	372,300,000	372,300,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	07/08/2020	$ 400,000,000	$ 400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	07/10/2020	300,000,000	299,995,143
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	11/20/2020	249,000,000	249,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(a)	0.105%	07/01/2020	02/26/2021	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(a)	0.110%	07/01/2020	02/24/2021	381,300,000	381,300,000
Federal Home Loan Mortgage Corp. (b)	0.120%	08/19/2020	08/19/2020	597,000,000	596,902,490
Federal Home Loan Mortgage Corp., SOFR + 0.04%(a)	0.120%	07/01/2020	09/10/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.04%(a)	0.120%	07/01/2020	12/04/2020	944,800,000	944,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.15%(a)	0.230%	07/01/2020	03/04/2022	200,000,000	199,914,812
Federal Home Loan Mortgage Corp., SOFR + 0.19%(a)	0.270%	07/01/2020	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(a)	0.320%	07/01/2020	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(a)	0.380%	07/01/2020	10/25/2021	226,500,000	226,500,000
Federal Home Loan Mortgage Corp. (b)	1.465%	08/13/2020	08/13/2020	805,500,000	804,090,487
Federal National Mortgage Assoc., SOFR + 0.04%(a)	0.120%	07/01/2020	12/04/2020	568,700,000	568,700,000
Federal National Mortgage Assoc., SOFR + 0.04%(a)	0.120%	07/01/2020	01/29/2021	352,000,000	352,006,227
Federal National Mortgage Assoc., SOFR + 0.05%(a)	0.130%	07/01/2020	03/04/2021	365,400,000	365,400,000
Federal National Mortgage Assoc., SOFR + 0.08%(a)	0.155%	07/01/2020	10/30/2020	229,100,000	229,107,177
Federal National Mortgage Assoc., SOFR + 0.20%(a)	0.280%	07/01/2020	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.31%(a)	0.390%	07/01/2020	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(a)	0.400%	07/01/2020	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(a)	0.410%	07/01/2020	10/15/2021	224,500,000	224,500,000
Federal National Mortgage Assoc., SOFR + 0.35%(a)	0.430%	07/01/2020	10/15/2021	226,600,000	226,600,000
Federal National Mortgage Assoc. (b)	0.460%	07/16/2020	07/16/2020	240,000,000	239,954,000
TOTAL GOVERNMENT AGENCY DEBT					24,336,661,823
TREASURY DEBT—50.9%
U.S. Treasury Bill (b)	0.040%	07/02/2020	07/02/2020	396,250,000	396,248,877
U.S. Treasury Bill (b)	0.110%	07/07/2020	07/07/2020	2,000,000,000	1,999,960,833
U.S. Treasury Bill (b)	0.110%	08/04/2020	08/04/2020	1,779,750,000	1,779,533,889
U.S. Treasury Bill (b)	0.115%	08/18/2020	08/18/2020	1,001,250,000	1,001,095,807
U.S. Treasury Bill (b)	0.125%	07/14/2020	07/14/2020	1,700,250,000	1,700,179,573
U.S. Treasury Bill (b)	0.125%	07/23/2020	07/23/2020	949,750,000	949,677,450
U.S. Treasury Bill (b)	0.125%	08/25/2020	08/25/2020	950,500,000	950,318,481
U.S. Treasury Bill (b)	0.125%	10/06/2020	10/06/2020	950,312,000	949,937,299
U.S. Treasury Bill (b)	0.135%	09/29/2020	09/29/2020	779,750,000	779,496,581
U.S. Treasury Bill (b)	0.135%	11/05/2020	11/05/2020	1,306,025,000	1,305,403,952
U.S. Treasury Bill (b)	0.136%	09/17/2020	09/17/2020	1,001,250,000	1,000,930,585
U.S. Treasury Bill (b)	0.141%	09/01/2020	09/01/2020	1,000,778,000	1,000,535,840
U.S. Treasury Bill (b)	0.142%	10/13/2020	10/13/2020	550,500,000	550,274,968
U.S. Treasury Bill (b)	0.145%	09/10/2020	09/10/2020	1,000,000,000	999,714,028
U.S. Treasury Bill (b)	0.145%	10/22/2020	10/22/2020	499,750,000	499,522,544
U.S. Treasury Bill (b)	0.150%	09/08/2020	09/08/2020	646,000,000	645,820,557
U.S. Treasury Bill (b)	0.150%	10/27/2020	10/27/2020	294,000,000	293,857,884
U.S. Treasury Bill (b)	0.150%	10/29/2020	10/29/2020	500,250,000	499,999,875
U.S. Treasury Bill (b)	0.150%	11/12/2020	11/12/2020	800,000,000	799,545,889
U.S. Treasury Bill (b)	0.150%	11/19/2020	11/19/2020	500,667,000	500,372,858
U.S. Treasury Bill (b)	0.155%	10/20/2020	10/20/2020	1,000,750,000	1,000,277,896
U.S. Treasury Bill (b)	0.160%	10/08/2020	10/08/2020	449,500,000	449,302,220
U.S. Treasury Bill (b)	0.160%	11/27/2020	11/27/2020	500,500,000	500,168,558
U.S. Treasury Bill (b)	0.165%	07/28/2020	07/28/2020	1,428,750,000	1,428,590,045
U.S. Treasury Bill (b)	0.165%	10/01/2020	10/01/2020	1,000,500,000	1,000,104,296
U.S. Treasury Bill (b)	0.165%	12/31/2020	12/31/2020	449,750,000	449,374,834
U.S. Treasury Bill (b)	0.165%	01/28/2021	01/28/2021	260,125,000	259,873,437
U.S. Treasury Bill (b)	0.170%	09/24/2020	09/24/2020	400,000,000	399,853,611
U.S. Treasury Bill (b)	0.170%	11/03/2020	11/03/2020	250,250,000	250,102,283
U.S. Treasury Bill (b)	0.170%	12/03/2020	12/03/2020	355,750,000	355,489,611
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill (b)	0.180%	11/10/2020	11/10/2020	$ 500,500,000	$ 500,169,670
U.S. Treasury Bill (b)	0.180%	02/25/2021	02/25/2021	125,000,000	124,850,625
U.S. Treasury Bill (b)	0.185%	11/24/2020	11/24/2020	450,500,000	450,162,000
U.S. Treasury Bill (b)	0.185%	12/17/2020	12/17/2020	250,000,000	249,782,882
U.S. Treasury Bill (b)	0.190%	09/22/2020	09/22/2020	1,181,000,000	1,180,505,735
U.S. Treasury Bill (b)	0.200%	07/21/2020	07/21/2020	900,750,000	900,676,345
U.S. Treasury Bill (b)	0.250%	09/15/2020	09/15/2020	1,200,375,000	1,199,885,092
U.S. Treasury Bill (b)	0.290%	10/15/2020	10/15/2020	1,095,000,000	1,094,210,742
U.S. Treasury Bill (b)	0.500%	09/03/2020	09/03/2020	1,351,000,000	1,350,674,435
U.S. Treasury Bill (b)	1.438%	08/27/2020	08/27/2020	699,500,000	699,355,031
U.S. Treasury Bill (b)	1.510%	08/13/2020	08/13/2020	2,551,125,000	2,549,180,658
U.S. Treasury Bill (b)	1.519%	08/20/2020	08/20/2020	1,500,375,000	1,499,156,523
U.S. Treasury Bill (b)	1.520%	07/09/2020	07/09/2020	1,309,500,000	1,309,465,625
U.S. Treasury Bill (b)	1.520%	08/06/2020	08/06/2020	1,503,625,000	1,503,427,847
U.S. Treasury Bill (b)	1.530%	07/16/2020	07/16/2020	644,500,000	644,424,808
U.S. Treasury Bill (b)	1.535%	07/30/2020	07/30/2020	1,420,250,000	1,420,106,405
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	0.193%	07/01/2020	07/31/2020	89,400,000	89,395,844
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	0.195%	07/01/2020	10/31/2020	124,100,000	124,076,412
U.S. Treasury Note, 3 Month USD MMY + 0.12%(a)	0.265%	07/01/2020	01/31/2021	280,800,000	280,640,367
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	0.289%	07/01/2020	04/30/2021	740,000,000	739,521,797
U.S. Treasury Note, 3 Month USD MMY + 0.15%(a)	0.304%	07/01/2020	01/31/2022	200,000,000	199,980,424
U.S. Treasury Note, 3 Month USD MMY + 0.22%(a)	0.370%	07/01/2020	07/31/2021	1,577,300,000	1,576,816,131
U.S. Treasury Note, 3 Month USD MMY + 0.30%(a)	0.450%	07/01/2020	10/31/2021	835,509,200	835,948,090
U.S. Treasury Note (b)	1.610%	08/31/2020	08/31/2020	218,700,000	219,064,743
U.S. Treasury Note (b)	1.616%	08/31/2020	08/31/2020	178,497,000	178,425,843
TOTAL TREASURY DEBT					45,615,468,635
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—5.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 12/31/2020, valued at $31,620,728); expected proceeds $31,000,078	0.090%	07/01/2020	07/01/2020	31,000,000	31,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Government National Mortgage Associations, 3.500% – 4.500% due 03/20/2044 – 04/20/2050, valued at $96,900,000); expected proceeds $95,000,211	0.080%	07/01/2020	07/01/2020	95,000,000	95,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Farm Credit Banks, 2.990% – 4.140% due 07/18/2034 – 08/02/2038, Federal Home Loan Banks, 3.000% – 4.250% due 07/06/2032 – 11/18/2039, Federal Home Loan Mortgage Corporations, 0.000% – 6.250% due 09/15/2029 – 07/15/2032, Federal National Mortgage Associations, 0.000% due 03/23/2028 – 01/15/2033, a U.S. Treasury Note, 0.250% due 06/30/2025, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 08/15/2047, valued at $102,000,055); expected proceeds $100,000,222	0.080%	07/01/2020	07/01/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 07/01/2040 – 04/01/2050, Federal National Mortgage Associations, 3.000% – 6.000% due 04/01/2039 – 02/01/2050, Government National Mortgage Associations, 2.500% – 5.000% due 01/15/2040 – 04/20/2050, a U.S. Treasury Bond, 2.875% due 11/15/2046, and a U.S. Treasury Note, 0.125% due 06/30/2022, valued at $306,000,017); expected proceeds $300,000,750	0.090%	07/01/2020	07/01/2020	$ 300,000,000	$ 300,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by Federal Farm Credit Banks, 0.158% – 3.730% due 09/01/2020 – 09/20/2028, Federal Home Loan Banks, 0.240% – 5.375% due 03/12/2021 – 09/14/2029, Federal Home Loan Mortgage Corporations, 0.375% – 6.750% due 07/01/2020 – 09/15/2029, Federal National Mortgage Associations, 0.500% – 7.250% due 10/30/2020 – 11/15/2030, Government National Mortgage Associations, 0.283% – 6.055% due 09/20/2033 – 10/20/2062, Resolution Funding Strips, 0.000% – 8.875% due 01/15/2021 – 04/15/2030, a Tennessee Valley Authority, 5.880% due 04/01/2036, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 05/15/2024, valued at $510,006,019); expected proceeds $500,007,500
	0.090%	07/02/2020	07/02/2020	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 38.192% due 10/15/2020 – 05/15/2053, Federal National Mortgage Associations, 0.000% – 35.078% due 09/25/2020 – 06/25/2050, and Government National Mortgage Associations, 0.000% – 6.510% due 05/20/2043 – 05/20/2070, valued at $1,030,000,000); expected proceeds $1,000,016,667	0.100%	07/02/2020	07/02/2020	1,000,000,000	1,000,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by a Federal National Mortgage Association, 4.500% due 07/01/2048, and a Government National Mortgage Association, 3.000% due 08/20/2049, valued at $153,000,001); expected proceeds $150,002,333	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 10/01/2048, valued at $33,660,001); expected proceeds $33,000,083	0.090%	07/01/2020	07/01/2020	33,000,000	33,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.309% – 4.500% due 11/01/2029 – 11/01/2049, Federal National Mortgage Associations, 2.500% – 6.500% due 07/01/2027 – 09/01/2057, and a Government National Mortgage Association, 4.500% due 01/20/2049, valued at $510,000,000); expected proceeds $500,070,833 (c)	0.170%	07/17/2020	07/17/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.309% – 4.500% due 11/01/2029 – 11/01/2049, and Federal National Mortgage Associations, 2.000% – 4.500% due 07/01/2027 – 05/01/2058, valued at $51,000,001); expected proceeds $50,007,556 (c)	0.170%	07/20/2020	07/20/2020	$ 50,000,000	$ 50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.752% – 4.500% due 05/01/2036 – 05/01/2050, and Federal National Mortgage Associations, 2.516% – 5.500% due 02/01/2042 – 04/01/2050, valued at $153,004,165); expected proceeds $150,017,500	0.140%	07/07/2020	07/07/2020	150,000,000	150,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 06/01/2025 – 06/01/2050, and Federal National Mortgage Associations, 2.000% – 5.500% due 04/01/2022 – 06/01/2050, valued at $69,360,001); expected proceeds $68,000,170	0.090%	07/01/2020	07/01/2020	68,000,000	68,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 06/01/2050, Federal National Mortgage Associations, 3.000% – 4.500% due 06/01/2034 – 06/01/2050, Government National Mortgage Associations, 2.500% – 4.500% due 10/20/2048 – 06/20/2050, and a U.S. Treasury Note, 2.875% due 10/31/2023, valued at $255,000,100); expected proceeds $250,000,625	0.090%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 06/01/2047, Federal National Mortgage Associations, 2.500% – 5.000% due 01/01/2028 – 05/01/2050, Government National Mortgage Associations, 3.000% – 5.500% due 11/20/2041 – 06/20/2050, and a U.S. Treasury Note, 2.375% due 05/15/2029, valued at $459,000,000); expected proceeds $450,001,125	0.090%	07/01/2020	07/01/2020	450,000,000	450,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Government National Mortgage Association, 0.390% due 03/20/2037, U.S. Treasury Bonds, 2.000% – 3.000% due 02/15/2048 – 02/15/2050, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2035 – 08/15/2048, valued at $126,487,014); expected proceeds $124,000,241	0.070%	07/01/2020	07/01/2020	124,000,000	124,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 11/01/2048 – 05/01/2050, Government National Mortgage Associations, 3.000% – 4.500% due 05/15/2043 – 05/20/2050, U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2042 – 08/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2022 – 01/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 05/15/2021 – 02/15/2030, valued at $918,000,002); expected proceeds $900,001,750	0.070%	07/01/2020	07/01/2020	900,000,000	900,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, and a U.S. Treasury Strip, 0.000% due 11/15/2043, valued at $83,640,887); expected proceeds $82,000,159	0.070%	07/01/2020	07/01/2020	$ 82,000,000	$ 82,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, valued at $65,280,997); expected proceeds $64,000,160	0.090%	07/01/2020	07/01/2020	64,000,000	64,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Farm Credit Banks, 0.300% – 5.250% due 02/23/2021 – 12/14/2044, Federal Home Loan Banks, 0.350% – 1.800% due 07/24/2020 – 06/29/2035, Federal Home Loan Mortgage Corporations, 0.250% – 6.250% due 06/08/2022 – 07/01/2050, Federal National Mortgage Associations, 0.370% – 0.650% due 06/30/2023 – 06/30/2025, Government National Mortgage Associations, 2.500% – 3.000% due 05/20/2050 – 06/20/2050, a Resolution Funding Strip, 0.000% due 07/15/2020, Tennessee Valley Authorities, 0.000% – 1.875% due 07/15/2020 – 05/15/2025, and a U.S. Treasury Bond, 0.000% due 10/03/2022, valued at $433,501,181); expected proceeds $425,001,063
	0.090%	07/01/2020	07/01/2020	425,000,000	425,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,272,000,000
TREASURY REPURCHASE AGREEMENTS—13.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 2.625% due 12/31/2023, and a U.S. Treasury Strip, 0.000% due 05/15/2030, valued at $45,900,000); expected proceeds $45,000,088	0.070%	07/01/2020	07/01/2020	45,000,000	45,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 12/24/2020, a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.500% – 2.875% due 11/30/2021 – 02/15/2030, valued at $255,000,121); expected proceeds $250,000,556	0.080%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/28/2021, U.S. Treasury Bonds, 3.000% – 4.750% due 05/15/2040 – 05/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2021 – 01/15/2028, and U.S. Treasury Notes, 0.250% – 3.000% due 07/15/2021 – 08/15/2029, valued at $255,000,087); expected proceeds $250,000,486	0.070%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.500% - 2.375% due 03/15/2022 – 09/15/2022, valued at $612,000,146); expected proceeds $600,001,166	0.070%	07/01/2020	07/01/2020	600,000,000	600,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 2.875% - 3.000% due 05/15/2043 – 11/15/2044, and a U.S. Treasury Note, 2.250% due 11/15/2027, valued at $669,887,933); expected proceeds $655,002,183	0.120%	07/01/2020	07/01/2020	655,000,000	655,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2020 – 07/09/2020, a U.S. Treasury Bond, 2.750% due 08/15/2042, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and U.S. Treasury Notes, 1.750% due 07/31/2021 – 07/15/2022, valued at $153,000,037); expected proceeds $150,002,000	0.080%	07/02/2020	07/02/2020	$ 150,000,000	$ 150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 11/15/2039 – 05/15/2040, valued at $153,000,151); expected proceeds $150,000,292	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $70,380,097); expected proceeds $69,000,134	0.070%	07/01/2020	07/01/2020	69,000,000	69,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 09/15/2020 – 05/20/2021, a U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2022 – 01/15/2029, and U.S. Treasury Notes, 0.375% – 2.125% due 03/31/2022 – 07/31/2026, valued at $1,734,000,045); expected proceeds $1,700,004,250	0.090%	07/01/2020	07/01/2020	1,700,000,000	1,700,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, and U.S. Treasury Notes, 1.375% – 1.625% due 10/15/2022 – 11/30/2026, valued at $2,040,515,922); expected proceeds $2,000,005,080	0.090%	07/01/2020	07/01/2020	2,000,000,080	2,000,000,080
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2048, a U.S. Treasury Note, 0.125% due 06/30/2022, and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2028, valued at $295,800,052); expected proceeds $290,000,053	0.070%	07/01/2020	07/01/2020	290,000,000	290,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 07/28/2020, U.S. Treasury Bonds, 3.625% – 8.000% due 11/15/2021 – 02/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 01/15/2022 – 01/15/2028, and U.S. Treasury Notes, 0.375% – 2.875% due 03/15/2023 – 05/15/2029, valued at $102,000,069); expected proceeds $100,001,333	0.080%	07/02/2020	07/02/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 06/17/2021, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2025, and U.S. Treasury Notes, 1.125% – 1.375% due 01/31/2021 – 02/28/2025, valued at $1,065,900,012); expected proceeds $1,045,002,032	0.070%	07/01/2020	07/01/2020	1,045,000,000	1,045,000,000
Agreement with LLOYDS Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Note, 6.750% due 08/15/2026, valued at $205,031,840); expected proceeds $200,050,833 (c)	0.150%	07/22/2020	07/22/2020	200,000,000	200,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC, dated 05/22/2020 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% due 04/15/2022 – 01/15/2023 and a U.S. Treasury Note, 1.750% due 07/15/2022, valued at $205,047,134); expected proceeds $200,088,778 (c)	0.170%	08/24/2020	08/24/2020	$ 200,000,000	$ 200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 12/10/2020, a U.S. Treasury Bond, 4.375% due 05/15/2040, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and U.S. Treasury Notes, 0.125% – 3.125% due 12/31/2020 – 11/15/2028, valued at $103,020,201); expected proceeds $101,000,196	0.070%	07/01/2020	07/01/2020	101,000,000	101,000,000
Agreement with MUFG Securities, dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.500% - 4.375% due 05/15/2041 – 02/15/2049 and U.S. Treasury Notes, 1.750% - 2.625% due 01/31/2022 – 04/30/2024, valued at $1,837,902,497); expected proceeds $1,800,005,000	0.100%	07/01/2020	07/01/2020	1,800,000,000	1,800,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 05/13/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2026 – 11/15/2029, valued at $397,800,000); expected proceeds $390,169,433 (c)	0.170%	08/13/2020	08/13/2020	390,000,000	390,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 05/29/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 1.750% due 11/15/2029, valued at $198,900,077); expected proceeds $195,032,175	0.180%	07/01/2020	07/01/2020	195,000,000	195,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 06/30/2024 – 11/15/2029, valued at $204,000,016); expected proceeds $200,029,556	0.190%	07/02/2020	07/02/2020	200,000,000	200,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $153,000,022); expected proceeds $150,055,125 (c)	0.210%	09/01/2020	09/01/2020	150,000,000	150,000,000
Agreement with Prudential Insurance Co., dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043 and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2045, valued at $95,487,722); expected proceeds $93,256,159	0.100%	07/01/2020	07/01/2020	93,255,900	93,255,900
Agreement with Prudential Insurance Co., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% - 3.750% due 05/15/2043 – 11/15/2049, valued at $399,288,647); expected proceeds $391,227,687	0.100%	07/01/2020	07/01/2020	391,226,600	391,226,600
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% – 6.000% due 02/15/2026 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 2.000% due 01/15/2026 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2026, and U.S. Treasury Notes, 2.125% – 3.000% due 12/31/2022 – 02/15/2029, valued at $510,000,042); expected proceeds $500,000,972	0.070%	07/01/2020	07/01/2020	$ 500,000,000	$ 500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 08/13/2020, and a U.S. Treasury Bond, 2.375% due 11/15/2049, valued at $98,940,088); expected proceeds $97,000,243	0.090%	07/01/2020	07/01/2020	97,000,000	97,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 5.000% due 05/15/2037 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2029 – 02/15/2049, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.269% – 2.875% due 12/15/2020 – 08/15/2028, valued at $102,000,010); expected proceeds $100,000,194	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2020 – 03/25/2021, U.S. Treasury Bonds, 2.250% – 8.750% due 08/15/2020 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.625% – 3.625% due 01/15/2025 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 01/15/2030, U.S. Treasury Notes, 0.198% – 2.875% due 07/15/2020 – 07/31/2026, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 02/15/2025, valued at $357,000,099); expected proceeds $350,000,681	0.070%	07/01/2020	07/01/2020	350,000,000	350,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					12,071,482,580
TOTAL INVESTMENTS –97.4% (d)(e)					87,295,613,038
Other Assets in Excess of Liabilities —2.6%					2,314,075,285
NET ASSETS –100.0%					$ 89,609,688,323
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,490,000,000 or 1.7% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$69,952,130,458
Repurchase agreements, at value and amortized cost	17,343,482,580
Total Investments	87,295,613,038
Cash	3,209,426,453
Interest receivable — unaffiliated issuers	9,149,501
TOTAL ASSETS	90,514,188,992
LIABILITIES
Payable for investments purchased	899,704,019
Advisory and administrator fee payable	3,948,635
Custody, sub-administration and transfer agent fees payable	789,540
Professional fees payable	36,101
Printing fees payable	6,713
Accrued expenses and other liabilities	15,661
TOTAL LIABILITIES	904,500,669
NET ASSETS	$89,609,688,323
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$294,144,472
EXPENSES
Advisory and administrator fee	20,479,427
Custodian, sub-administrator and transfer agent fees	5,151,741
Trustees’ fees and expenses	356,275
Professional fees and expenses	327,601
Printing and postage fees	9,916
Insurance expense	10,967
Miscellaneous expenses	67,997
TOTAL EXPENSES	26,403,924
NET INVESTMENT INCOME (LOSS)	$267,740,548
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,597
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$267,748,145
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 267,740,548	$ 1,123,671,534
Net realized gain (loss)	7,597	61,113
Net increase (decrease) in net assets resulting from operations	267,748,145	1,123,732,647
CAPITAL TRANSACTIONS
Contributions	139,583,906,939	177,701,232,695
Withdrawals	(111,129,750,395)	(159,158,963,953)
Net increase (decrease) in net assets from capital transactions	28,454,156,544	18,542,268,742
Net increase (decrease) in net assets during the period	28,721,904,689	19,666,001,389
Net assets at beginning of period	60,887,783,634	41,221,782,245
NET ASSETS AT END OF PERIOD	$ 89,609,688,323	$ 60,887,783,634
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.42%	2.20%	1.81%	0.74%	0.31%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,609,688	$60,887,784	$41,221,782	$48,665,017	$50,925,227	$16,023,491
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	0.65%(b)	2.13%	1.78%	0.85%	0.32%	0.03%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $17,343,482,580 and associated collateral equal to $17,707,264,236.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,004.20	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS INAPPROVING CONTINUATION OF INVESTMENTADVISORYAGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, and 5-year periods and equal to the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00234419

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	104.6%
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
2 to 30 Days	36.9%
31 to 60 Days	24.5
61 to 90 Days	12.9
Over 90 Days	30.3
Total	104.6%
Average days to maturity	49
Weighted average life	74
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—104.6%
U.S. Treasury Bill (a)	0.040%	07/02/2020	07/02/2020	$ 1,708,602,000	$ 1,708,590,716
U.S. Treasury Bill (a)	0.110%	07/07/2020	07/07/2020	1,001,936,400	1,001,917,870
U.S. Treasury Bill (a)	0.110%	08/04/2020	08/04/2020	587,500,000	587,422,437
U.S. Treasury Bill (a)	0.115%	08/18/2020	08/18/2020	550,500,000	550,410,010
U.S. Treasury Bill (a)	0.125%	07/14/2020	07/14/2020	889,302,000	889,264,403
U.S. Treasury Bill (a)	0.125%	07/23/2020	07/23/2020	671,000,000	670,946,861
U.S. Treasury Bill (a)	0.125%	08/25/2020	08/25/2020	475,000,000	474,903,553
U.S. Treasury Bill (a)	0.125%	10/06/2020	10/06/2020	220,000,000	219,911,353
U.S. Treasury Bill (a)	0.135%	09/29/2020	09/29/2020	325,000,000	324,875,625
U.S. Treasury Bill (a)	0.135%	11/05/2020	11/05/2020	412,300,000	412,105,081
U.S. Treasury Bill (a)	0.136%	09/17/2020	09/17/2020	418,500,000	418,349,335
U.S. Treasury Bill (a)	0.141%	09/01/2020	09/01/2020	210,000,000	209,949,186
U.S. Treasury Bill (a)	0.142%	10/13/2020	10/13/2020	115,000,000	114,952,991
U.S. Treasury Bill (a)	0.145%	09/10/2020	09/10/2020	420,000,000	419,870,031
U.S. Treasury Bill (a)	0.145%	10/22/2020	10/22/2020	115,000,000	114,947,659
U.S. Treasury Bill (a)	0.150%	09/08/2020	09/08/2020	145,250,000	145,209,439
U.S. Treasury Bill (a)	0.150%	10/27/2020	10/27/2020	50,000,000	49,975,826
U.S. Treasury Bill (a)	0.150%	10/29/2020	10/29/2020	345,000,000	344,824,719
U.S. Treasury Bill (a)	0.150%	11/12/2020	11/12/2020	175,000,000	174,900,663
U.S. Treasury Bill (a)	0.150%	11/19/2020	11/19/2020	100,000,000	99,941,250
U.S. Treasury Bill (a)	0.155%	08/11/2020	08/11/2020	400,500,000	400,429,301
U.S. Treasury Bill (a)	0.155%	10/20/2020	10/20/2020	210,000,000	209,900,932
U.S. Treasury Bill (a)	0.160%	10/08/2020	10/08/2020	390,000,000	389,821,525
U.S. Treasury Bill (a)	0.160%	11/27/2020	11/27/2020	150,000,000	149,900,667
U.S. Treasury Bill (a)	0.165%	07/28/2020	07/28/2020	1,262,250,000	1,262,124,249
U.S. Treasury Bill (a)	0.165%	10/01/2020	10/01/2020	525,000,000	524,789,849
U.S. Treasury Bill (a)	0.165%	12/31/2020	12/31/2020	115,000,000	114,904,071
U.S. Treasury Bill (a)	0.165%	01/28/2021	01/28/2021	57,500,000	57,444,393
U.S. Treasury Bill (a)	0.170%	09/24/2020	09/24/2020	360,000,000	359,864,708
U.S. Treasury Bill (a)	0.170%	12/03/2020	12/03/2020	100,000,000	99,926,806
U.S. Treasury Bill (a)	0.175%	12/24/2020	12/24/2020	100,000,000	99,914,444
U.S. Treasury Bill (a)	0.180%	11/10/2020	11/10/2020	100,000,000	99,934,000
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	50,000,000	49,940,250
U.S. Treasury Bill (a)	0.185%	11/24/2020	11/24/2020	120,000,000	119,909,967
U.S. Treasury Bill (a)	0.185%	12/10/2020	12/10/2020	100,000,000	99,916,750
U.S. Treasury Bill (a)	0.185%	12/17/2020	12/17/2020	154,500,000	154,365,821
U.S. Treasury Bill (a)	0.190%	09/22/2020	09/22/2020	300,000,000	299,873,194
U.S. Treasury Bill (a)	0.190%	11/17/2020	11/17/2020	150,000,000	149,889,958
U.S. Treasury Bill (a)	0.200%	07/21/2020	07/21/2020	450,000,000	449,967,222
U.S. Treasury Bill (a)	0.250%	09/15/2020	09/15/2020	255,000,000	254,893,231
U.S. Treasury Bill (a)	0.290%	10/15/2020	10/15/2020	275,000,000	274,805,667
U.S. Treasury Bill (a)	0.500%	09/03/2020	09/03/2020	728,000,000	727,697,578
U.S. Treasury Bill (a)	1.438%	08/27/2020	08/27/2020	468,355,000	468,021,796
U.S. Treasury Bill (a)	1.510%	08/13/2020	08/13/2020	1,189,733,000	1,189,346,676
U.S. Treasury Bill (a)	1.519%	08/20/2020	08/20/2020	315,000,000	314,754,028
U.S. Treasury Bill (a)	1.520%	07/09/2020	07/09/2020	793,000,000	792,948,431
U.S. Treasury Bill (a)	1.520%	08/06/2020	08/06/2020	926,762,000	926,455,433
U.S. Treasury Bill (a)	1.530%	07/16/2020	07/16/2020	482,000,000	481,887,621
U.S. Treasury Bill (a)	1.535%	07/30/2020	07/30/2020	1,319,804,000	1,319,553,156
U.S. Treasury Note (a)	0.091%	09/30/2020	09/30/2020	111,750,000	112,106,449
U.S. Treasury Note (a)	0.113%	10/31/2020	10/31/2020	174,591,000	175,510,762
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	0.193%	07/01/2020	07/31/2020	637,800,000	637,771,565
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.195%	07/01/2020	10/31/2020	747,355,000	747,257,653
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.265%	07/01/2020	01/31/2021	636,400,000	636,362,135
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.289%	07/01/2020	04/30/2021	$ 252,500,000	$ 252,380,076
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.304%	07/01/2020	01/31/2022	90,000,000	90,039,392
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.370%	07/01/2020	07/31/2021	160,307,000	160,387,879
U.S. Treasury Note (a)	0.406%	07/31/2020	07/31/2020	73,000,000	73,133,209
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.450%	07/01/2020	10/31/2021	369,250,000	370,063,023
U.S. Treasury Note (a)	1.568%	08/15/2020	08/15/2020	98,500,000	98,627,730
U.S. Treasury Note (a)	1.610%	08/31/2020	08/31/2020	130,100,000	130,482,226
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	33,590,000	33,576,609
TOTAL INVESTMENTS –104.6% (c)(d)					24,294,149,440
Liabilities in Excess of Other Assets —(4.6)%					(1,060,662,298)
NET ASSETS –100.0%					$ 23,233,487,142
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$24,294,149,440
Cash	912
Interest receivable — unaffiliated issuers	5,223,724
TOTAL ASSETS	24,299,374,076
LIABILITIES
Payable for investments purchased	1,064,627,644
Advisory and administrator fee payable	930,452
Custody, sub-administration and transfer agent fees payable	278,519
Professional fees payable	42,948
Printing fees payable	1,862
Accrued expenses and other liabilities	5,509
TOTAL LIABILITIES	1,065,886,934
NET ASSETS	$23,233,487,142
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$66,956,370
EXPENSES
Advisory and administrator fee	4,443,504
Custodian, sub-administrator and transfer agent fees	1,126,699
Trustees’ fees and expenses	80,256
Professional fees	90,416
Printing and postage fees	3,924
Insurance expense	2,491
Miscellaneous expenses	15,288
TOTAL EXPENSES	5,762,578
NET INVESTMENT INCOME (LOSS)	$61,193,792
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,187
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$61,200,979
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 61,193,792	$ 237,216,330
Net realized gain (loss)	7,187	283,242
Net increase (decrease) in net assets resulting from operations	61,200,979	237,499,572
CAPITAL TRANSACTIONS
Contributions	23,959,590,295	22,575,489,084
Withdrawals	(13,603,945,859)	(20,369,315,642)
Net increase (decrease) in net assets from capital transactions	10,355,644,436	2,206,173,442
Net increase (decrease) in net assets during the period	10,416,845,415	2,443,673,014
Net assets at beginning of period	12,816,641,727	10,372,968,713
NET ASSETS AT END OF PERIOD	$ 23,233,487,142	$ 12,816,641,727
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.45%	2.18%	1.80%	0.73%	0.25%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,233,487	$12,816,642	$10,372,969	$13,005,602	$14,004,301	$11,837,128
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.68%(b)	2.13%	1.76%	0.81%	0.25%	(0.03)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds,Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	73.7%
Treasury Repurchase Agreements	22.1
Other Assets in Excess of Liabilities	4.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	19.6%
2 to 30 Days	18.8
31 to 60 Days	18.9
61 to 90 Days	11.1
Over 90 Days	27.4
Total	95.8%
Average days to maturity	41
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—73.7%
U.S. Treasury Bill (a)	0.040%	07/02/2020	07/02/2020	$ 325,000,000	$ 324,999,066
U.S. Treasury Bill (a)	0.110%	07/07/2020	07/07/2020	550,000,000	549,989,417
U.S. Treasury Bill (a)	0.110%	08/04/2020	08/04/2020	405,000,000	404,951,798
U.S. Treasury Bill (a)	0.115%	08/18/2020	08/18/2020	480,000,000	479,920,880
U.S. Treasury Bill (a)	0.125%	07/14/2020	07/14/2020	711,448,000	711,418,017
U.S. Treasury Bill (a)	0.125%	07/23/2020	07/23/2020	275,000,000	274,978,993
U.S. Treasury Bill (a)	0.125%	08/25/2020	08/25/2020	590,000,000	589,880,451
U.S. Treasury Bill (a)	0.125%	10/06/2020	10/06/2020	290,000,000	289,884,139
U.S. Treasury Bill (a)	0.135%	09/29/2020	09/29/2020	405,000,000	404,843,375
U.S. Treasury Bill (a)	0.135%	11/05/2020	11/05/2020	360,600,000	360,428,601
U.S. Treasury Bill (a)	0.136%	09/17/2020	09/17/2020	600,000,000	599,788,533
U.S. Treasury Bill (a)	0.141%	09/01/2020	09/01/2020	300,000,000	299,927,408
U.S. Treasury Bill (a)	0.142%	10/13/2020	10/13/2020	150,000,000	149,938,683
U.S. Treasury Bill (a)	0.145%	09/10/2020	09/10/2020	580,125,000	579,945,289
U.S. Treasury Bill (a)	0.145%	10/22/2020	10/22/2020	145,000,000	144,934,005
U.S. Treasury Bill (a)	0.150%	09/08/2020	09/08/2020	250,000,000	249,931,719
U.S. Treasury Bill (a)	0.150%	10/27/2020	10/27/2020	150,000,000	149,927,479
U.S. Treasury Bill (a)	0.150%	10/29/2020	10/29/2020	340,000,000	339,827,528
U.S. Treasury Bill (a)	0.150%	11/12/2020	11/12/2020	225,000,000	224,872,281
U.S. Treasury Bill (a)	0.150%	11/19/2020	11/19/2020	150,000,000	149,911,875
U.S. Treasury Bill (a)	0.155%	08/11/2020	08/11/2020	250,000,000	249,955,868
U.S. Treasury Bill (a)	0.155%	10/20/2020	10/20/2020	300,000,000	299,858,475
U.S. Treasury Bill (a)	0.160%	10/08/2020	10/08/2020	180,000,000	179,920,800
U.S. Treasury Bill (a)	0.160%	11/27/2020	11/27/2020	225,000,000	224,851,000
U.S. Treasury Bill (a)	0.165%	07/28/2020	07/28/2020	850,000,000	849,913,937
U.S. Treasury Bill (a)	0.165%	10/01/2020	10/01/2020	470,000,000	469,815,417
U.S. Treasury Bill (a)	0.165%	12/31/2020	12/31/2020	160,000,000	159,866,533
U.S. Treasury Bill (a)	0.165%	01/28/2021	01/28/2021	70,000,000	69,932,304
U.S. Treasury Bill (a)	0.170%	09/24/2020	09/24/2020	375,750,000	375,607,147
U.S. Treasury Bill (a)	0.170%	11/03/2020	11/03/2020	250,000,000	249,852,431
U.S. Treasury Bill (a)	0.170%	12/03/2020	12/03/2020	150,000,000	149,890,208
U.S. Treasury Bill (a)	0.175%	12/24/2020	12/24/2020	150,000,000	149,871,667
U.S. Treasury Bill (a)	0.180%	11/10/2020	11/10/2020	150,000,000	149,901,000
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	116,125,000	115,986,231
U.S. Treasury Bill (a)	0.185%	11/24/2020	11/24/2020	150,000,000	149,887,458
U.S. Treasury Bill (a)	0.185%	12/10/2020	12/10/2020	140,125,000	140,008,346
U.S. Treasury Bill (a)	0.185%	12/17/2020	12/17/2020	200,000,000	199,826,306
U.S. Treasury Bill (a)	0.190%	09/22/2020	09/22/2020	400,000,000	399,831,694
U.S. Treasury Bill (a)	0.190%	11/17/2020	11/17/2020	200,000,000	199,853,278
U.S. Treasury Bill (a)	0.200%	07/21/2020	07/21/2020	520,500,000	520,461,076
U.S. Treasury Bill (a)	0.250%	09/15/2020	09/15/2020	350,000,000	349,856,550
U.S. Treasury Bill (a)	0.290%	10/15/2020	10/15/2020	355,000,000	354,753,550
U.S. Treasury Bill (a)	0.500%	09/03/2020	09/03/2020	430,000,000	429,895,040
U.S. Treasury Bill (a)	1.438%	08/27/2020	08/27/2020	511,645,000	511,019,181
U.S. Treasury Bill (a)	1.510%	08/13/2020	08/13/2020	1,237,262,000	1,236,304,660
U.S. Treasury Bill (a)	1.519%	08/20/2020	08/20/2020	980,700,000	979,188,906
U.S. Treasury Bill (a)	1.520%	07/09/2020	07/09/2020	605,200,000	605,121,377
U.S. Treasury Bill (a)	1.520%	08/06/2020	08/06/2020	549,950,000	549,668,559
U.S. Treasury Bill (a)	1.530%	07/16/2020	07/16/2020	600,500,000	600,339,097
U.S. Treasury Bill (a)	1.535%	07/30/2020	07/30/2020	1,102,645,000	1,102,299,647
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	0.193%	07/01/2020	07/31/2020	670,550,000	670,542,388
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.195%	07/01/2020	10/31/2020	516,500,000	516,449,840
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.265%	07/01/2020	01/31/2021	525,600,000	525,605,699
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.289%	07/01/2020	04/30/2021	671,900,000	671,613,101
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.304%	07/01/2020	01/31/2022	$ 160,000,000	$ 160,056,641
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.370%	07/01/2020	07/31/2021	954,000,000	954,036,814
U.S. Treasury Note (a)	0.406%	07/31/2020	07/31/2020	117,300,000	117,514,046
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.450%	07/01/2020	10/31/2021	614,000,000	615,301,309
U.S. Treasury Note (a)	1.568%	08/15/2020	08/15/2020	175,700,000	175,927,838
U.S. Treasury Note (a)	1.610%	08/31/2020	08/31/2020	220,600,000	221,233,954
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	60,033,059
TOTAL TREASURY DEBT					23,992,151,969
TREASURY REPURCHASE AGREEMENTS—22.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 03/31/2023 – 06/30/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2038, valued at $159,187,409); expected proceeds $156,066,303	0.070%	07/01/2020	07/01/2020	156,066,000	156,066,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/08/2020 – 11/03/2020, and U.S. Treasury Notes, 0.270% – 2.875% due 01/31/2021 – 11/15/2025, valued at $255,000,001); expected proceeds $250,000,556	0.080%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 7.625% due 02/15/2025 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 01/15/2028 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.625% – 0.875% due 04/15/2023 – 01/15/2029, and U.S. Treasury Notes, 0.125% – 2.875% due 04/30/2022 – 08/15/2028, valued at $204,000,097); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 03/15/2022 – 09/15/2022, valued at $510,000,013); expected proceeds $500,000,972	0.070%	07/01/2020	07/01/2020	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 3.652% due 05/15/2043 – 08/15/2043, valued at $225,139,885); expected proceeds $220,000,733	0.120%	07/01/2020	07/01/2020	220,000,000	220,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% – 3.000% due 02/15/2047 – 11/15/2049, a U.S. Treasury Note, 2.875% due 10/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2021 – 02/15/2049, valued at $289,680,077); expected proceeds $284,000,552	0.070%	07/01/2020	07/01/2020	284,000,000	284,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by U.S. Treasury Bills, 0.000% due 11/17/2020 – 12/03/2020, valued at $357,000,078); expected proceeds $350,004,667	0.080%	07/02/2020	07/02/2020	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/01/2020 – 10/27/2020, valued at $189,720,027); expected proceeds $186,000,362	0.070%	07/01/2020	07/01/2020	186,000,000	186,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.625% due 12/15/2022, valued at at $255,000,106); expected proceeds $250,003,889	0.080%	07/01/2020	07/01/2020	$ 250,000,000	$ 250,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 1.625% due 11/30/2026, valued at $204,000,105); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 2.125% due 05/15/2025, valued at $223,380,439); expected proceeds $219,000,426	0.070%	07/01/2020	07/01/2020	219,000,000	219,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.750% due 08/31/2025 – 03/31/2027, valued at $306,000,068); expected proceeds $300,000,750	0.090%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.375% – 1.125% due 01/31/2025 – 02/28/2025, valued at $510,315,308); expected proceeds $500,001,550	0.090%	07/01/2020	07/01/2020	500,000,300	500,000,300
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.125% – 2.500% due 02/28/2021 – 09/30/2024, valued at $148,920,042); expected proceeds $146,000,284	0.070%	07/01/2020	07/01/2020	146,000,000	146,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/13/2020, and U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2022 – 09/30/2026, valued at $204,000,002); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/28/2020 – 05/20/2021, U.S. Treasury Bonds, 2.375% – 8.000% due 11/15/2021 – 11/15/2049, and U.S. Treasury Notes, 0.125% – 3.125% due 05/31/2022 – 11/15/2028, valued at $102,000,023); expected proceeds $100,001,361	0.080%	07/01/2020	07/02/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 02/29/2024, valued at $204,000,088); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $57,213,171); expected proceeds $50,022,194 (c)	0.170%	08/24/2020	08/24/2020	50,000,000	50,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Note, 6.750% due 08/15/2026, valued at $51,074,930); expected proceeds $50,012,708 (c)	0.150%	07/22/2020	07/22/2020	50,000,000	50,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 01/15/2024, and U.S. Treasury Notes, 0.250% – 3.625% due 02/15/2021 – 02/28/2025, valued at $161,160,411); expected proceeds $158,000,307	0.070%	07/01/2020	07/01/2020	$ 158,000,000	$ 158,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 – 08/15/2049, valued at $204,442,248); expected proceeds $200,000,556	0.100%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2020 – 11/10/2020, a U.S. Treasury Bond, 2.500% due 02/15/2045, and U.S. Treasury Notes, 1.625% – 2.250% due 11/15/2022 – 03/31/2026, valued at $204,000,031); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/13/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2026 – 11/15/2029, valued at $112,200,024); expected proceeds $110,047,789 (c)	0.170%	08/13/2020	08/13/2020	110,000,000	110,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/29/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, valued at $56,100,033); expected proceeds $55,009,075	0.180%	07/01/2020	07/01/2020	55,000,000	55,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $51,000,073); expected proceeds $50,007,389	0.190%	07/02/2020	07/02/2020	50,000,000	50,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $51,000,047); expected proceeds $50,018,375 (c)	0.210%	09/01/2020	09/01/2020	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 2.250% due 05/15/2025 – 11/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2028 – 05/15/2029, valued at $165,917,951); expected proceeds $162,569,125	0.100%	07/01/2020	07/01/2020	162,568,673	162,568,673
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $95,201,434); expected proceeds $93,007,836	0.100%	07/01/2020	07/01/2020	93,007,578	93,007,578
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/29/2020, U.S. Treasury Bonds, 2.250% – 6.125% due 11/15/2027 – 08/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2026 – 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.269% – 2.500% due 03/15/2022 – 05/31/2027, valued at $306,000,006); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	$ 300,000,000	$ 300,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 1.250% – 7.125% due 02/15/2023 – 05/15/2050, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, and a U.S. Treasury Strip, 0.000% due 05/15/2031, valued at $216,240,014); expected proceeds $212,000,412	0.070%	07/01/2020	07/01/2020	212,000,000	212,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 3.000% – 5.000% due 05/15/2037 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2022 – 05/31/2024, valued at $204,000,099); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/28/2021, a U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2025 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 2.625% due 10/31/2020 – 05/15/2030, valued at $306,000,073); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with The Toronto-Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.375% – 3.125% due 04/15/2021 – 05/15/2029, valued at $204,000,034); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2020 – 03/25/2021, U.S. Treasury Bonds, 2.000% – 8.000% due 02/15/2021 – 02/15/2050, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 0.500% – 2.875% due 07/31/2020 – 05/31/2027, and U.S. Treasury Strips, 0.000% due 08/15/2021 – 02/15/2025, valued at $153,000,026); expected proceeds $150,000,292	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 08/06/2020 – 09/22/2020, valued at $382,500,754); expected proceeds $375,000,729	0.070%	07/01/2020	07/01/2020	375,000,000	375,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,176,642,551
TOTAL INVESTMENTS –95.8% (d)(e)					31,168,794,520
Other Assets in Excess of Liabilities —4.2%					1,360,289,394
NET ASSETS –100.0%					$ 32,529,083,914

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $260,000,000 or 0.8% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$23,992,151,969
Repurchase agreements, at value and amortized cost	7,176,642,551
Total Investments	31,168,794,520
Cash	2,234,067,195
Interest receivable — unaffiliated issuers	7,393,107
TOTAL ASSETS	33,410,254,822
LIABILITIES
Payable for investments purchased	879,607,395
Advisory and administrator fee payable	1,271,986
Custody, sub-administration and transfer agent fees payable	221,465
Professional fees payable	36,894
Printing fees payable	25,836
Accrued expenses and other liabilities	7,332
TOTAL LIABILITIES	881,170,908
NET ASSETS	$32,529,083,914
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$105,171,893
EXPENSES
Advisory and administrator fee	6,533,868
Custodian, sub-administrator and transfer agent fees	1,654,917
Trustees’ fees and expenses	129,834
Professional fees	122,679
Printing and postage fees	8,596
Insurance expense	3,745
Miscellaneous expenses	24,841
TOTAL EXPENSES	8,478,480
NET INVESTMENT INCOME (LOSS)	$ 96,693,413
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,616
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 96,771,029
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 96,693,413	$ 392,456,554
Net realized gain (loss)	77,616	(7,190)
Net increase (decrease) in net assets resulting from operations	96,771,029	392,449,364
CAPITAL TRANSACTIONS
Contributions	53,182,064,788	62,686,916,978
Withdrawals	(44,584,686,674)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	8,597,378,114	5,995,220,475
Net increase (decrease) in net assets during the period	8,694,149,143	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 32,529,083,914	$ 23,834,934,771
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.43%	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,529,084	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.74%(b)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $7,176,642,551 and associated collateral equal to $7,322,349,530.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,004.30	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00234421

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2020

Description	Market Value	% of Net Assets
Nestle SA	81,199,728	2.5%
Roche Holding AG	59,876,443	1.8
Novartis AG	46,019,432	1.4
ASML Holding NV	38,260,164	1.2
SAP SE	35,746,723	1.1
TOTAL	261,102,490	8.0%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 6.9%
Afterpay, Ltd. (a)	49,936	$ 2,151,620
AGL Energy, Ltd.	150,670	1,778,316
AMP, Ltd. (a)	892,260	1,151,841
Ampol, Ltd.	61,250	1,245,157
APA Group Stapled Security	297,145	2,292,293
Aristocrat Leisure, Ltd.	145,695	2,602,837
ASX, Ltd.	47,308	2,805,387
Aurizon Holdings, Ltd.	507,008	1,721,284
AusNet Services	555,919	640,805
Australia & New Zealand Banking Group, Ltd.	704,845	9,124,261
BHP Group PLC	521,466	10,640,653
BHP Group, Ltd.	728,108	18,086,313
BlueScope Steel, Ltd.	128,543	1,056,462
Brambles, Ltd.	372,135	2,815,129
CIMIC Group, Ltd.	24,790	415,620
Coca-Cola Amatil, Ltd.	124,122	745,911
Cochlear, Ltd.	15,192	1,989,917
Coles Group, Ltd.	322,569	3,825,603
Commonwealth Bank of Australia	437,712	21,089,984
Computershare, Ltd.	127,081	1,173,974
Crown Resorts, Ltd.	91,949	617,975
CSL, Ltd.	112,301	22,283,642
Dexus REIT	281,105	1,800,039
Evolution Mining, Ltd.	377,056	1,494,377
Fortescue Metals Group, Ltd.	409,971	3,976,361
Goodman Group REIT	400,764	4,125,585
GPT Group REIT	481,330	1,395,076
Insurance Australia Group, Ltd.	579,092	2,318,714
Lendlease Group Stapled Security	151,641	1,307,631
Macquarie Group, Ltd.	82,624	6,841,241
Magellan Financial Group, Ltd.	32,572	1,327,012
Medibank Pvt, Ltd.	647,264	1,338,830
Mirvac Group REIT	962,862	1,451,129
National Australia Bank, Ltd.	788,871	9,973,680
Newcrest Mining, Ltd.	196,514	4,347,413
Northern Star Resources, Ltd.	173,353	1,631,102
Oil Search, Ltd.	449,817	994,554
Orica, Ltd.	92,163	1,063,358
Origin Energy, Ltd.	450,630	1,829,472
Qantas Airways, Ltd.	178,931	473,048
QBE Insurance Group, Ltd.	345,374	2,126,398
Ramsay Health Care, Ltd.	42,271	1,947,648
REA Group, Ltd. (b)	13,915	1,046,112
Rio Tinto, Ltd.	92,548	6,322,400
Santos, Ltd.	444,145	1,646,870
Scentre Group REIT	1,344,493	2,036,399
SEEK, Ltd.	76,262	1,164,017
Sonic Healthcare, Ltd.	111,593	2,351,023
South32, Ltd.	1,150,049	1,624,377
Stockland REIT	553,225	1,279,844
Suncorp Group, Ltd.	319,478	2,048,173
Security Description	Shares	Value
Sydney Airport Stapled Security	253,213	$ 997,010
Tabcorp Holdings, Ltd.	519,729	1,223,019
Telstra Corp., Ltd.	1,065,564	2,307,581
TPG TELECOM, Ltd. (a)	98,984	606,539
Transurban Group Stapled Security	681,365	6,666,459
Treasury Wine Estates, Ltd.	180,891	1,313,088
TUAS, Ltd. (a)	49,492	23,001
Vicinity Centres REIT	761,248	761,233
Washington H Soul Pattinson & Co., Ltd. (b)	28,102	380,820
Wesfarmers, Ltd.	279,038	8,655,783
Westpac Banking Corp.	889,337	11,120,553
WiseTech Global, Ltd. (b)	35,073	473,366
Woodside Petroleum, Ltd.	231,891	3,496,365
Woolworths Group, Ltd.	313,388	8,059,397
		227,621,081
AUSTRIA — 0.2%
ANDRITZ AG (a)	17,424	635,096
Erste Group Bank AG (a)	65,346	1,542,843
OMV AG	34,411	1,160,800
Raiffeisen Bank International AG	34,387	614,418
Verbund AG (b)	15,343	688,874
Voestalpine AG	26,238	566,443
		5,208,474
BELGIUM — 0.9%
Ageas SA/NV	43,311	1,534,452
Anheuser-Busch InBev SA	190,099	9,368,281
Colruyt SA	12,414	682,054
Elia Group SA	6,832	743,029
Galapagos NV (a)	10,971	2,164,756
Groupe Bruxelles Lambert SA	19,203	1,607,944
Groupe Bruxelles Lambert SA	9,427	790,663
KBC Group NV	60,411	3,469,604
Proximus SADP	40,640	827,867
Sofina SA	3,463	914,131
Solvay SA	17,518	1,404,959
Telenet Group Holding NV	13,788	567,932
UCB SA	32,204	3,735,995
Umicore SA	51,518	2,431,102
		30,242,769
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,089,822
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	9,200	1,733,280
BOC Hong Kong Holdings, Ltd.	926,500	2,966,572
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	387,356
		5,087,208
DENMARK — 2.3%
Ambu A/S Class B	37,433	1,182,727
AP Moller - Maersk A/S Class A	700	765,021
AP Moller - Maersk A/S Class B	1,657	1,941,005

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Carlsberg A/S Class B	26,887	$ 3,563,581
Chr. Hansen Holding A/S	26,096	2,690,284
Coloplast A/S Class B	28,971	4,513,301
Danske Bank A/S (a)	167,123	2,233,013
Demant A/S (a)(b)	30,915	818,856
DSV Panalpina A/S	51,764	6,355,120
Genmab A/S (a)	16,082	5,419,918
GN Store Nord A/S	29,936	1,601,652
H Lundbeck A/S	19,955	753,596
Novo Nordisk A/S Class B	438,928	28,580,298
Novozymes A/S Class B	53,917	3,124,261
Orsted A/S (d)	46,688	5,385,061
Pandora A/S	25,242	1,377,862
Tryg A/S	27,107	787,166
Vestas Wind Systems A/S	48,458	4,959,653
		76,052,375
FINLAND — 1.2%
Elisa Oyj	34,231	2,082,360
Fortum Oyj (b)	115,542	2,203,638
Kone Oyj Class B	83,170	5,734,398
Metso Oyj	29,662	974,496
Neste Oyj	102,824	4,037,265
Nokia Oyj	1,384,520	6,048,282
Nordea Bank Abp (a)	810,322	5,620,763
Orion Oyj Class B	27,979	1,356,401
Sampo Oyj Class A	113,280	3,903,521
Stora Enso Oyj Class R	149,182	1,785,052
UPM-Kymmene Oyj	130,683	3,784,015
Wartsila OYJ Abp	120,166	996,474
		38,526,665
FRANCE — 10.4%
Accor SA (a)	42,276	1,153,421
Aeroports de Paris	7,865	811,735
Air Liquide SA	117,185	16,938,119
Airbus SE (a)	142,941	10,239,078
Alstom SA	48,182	2,244,625
Amundi SA (a)(d)	13,764	1,081,698
Arkema SA	16,060	1,543,270
Atos SE (a)	23,181	1,986,760
AXA SA (b)	476,901	10,032,266
BioMerieux	10,343	1,420,007
BNP Paribas SA (a)	273,860	10,938,398
Bollore SA	188,302	593,977
Bouygues SA (a)	56,992	1,951,624
Bureau Veritas SA (a)	73,174	1,551,497
Capgemini SE	38,923	4,490,373
Carrefour SA	150,313	2,330,335
Casino Guichard Perrachon SA	8,276	306,516
Cie de Saint-Gobain (a)	125,580	4,529,634
Cie Generale des Etablissements Michelin SCA (b)	41,371	4,310,882
CNP Assurances (a)	47,490	550,638
Covivio REIT	11,839	858,458
Credit Agricole SA (a)	288,892	2,742,372
Danone SA	152,043	10,550,499
Security Description	Shares	Value
Dassault Aviation SA (a)	605	$ 554,913
Dassault Systemes SE	32,083	5,567,647
Edenred	58,332	2,557,536
Eiffage SA (a)	20,205	1,851,547
Electricite de France SA	144,832	1,346,094
Engie SA	454,490	5,634,796
EssilorLuxottica SA (a)	69,916	8,988,983
Eurazeo SE (a)	7,897	405,668
Faurecia SE (a)	19,469	764,671
Gecina SA REIT	11,847	1,462,733
Getlink SE	112,207	1,622,089
Hermes International	7,902	6,632,514
ICADE REIT	6,092	425,260
Iliad SA	3,166	617,843
Ingenico Group SA (a)	15,284	2,454,982
Ipsen SA	9,549	809,804
JCDecaux SA (a)	19,153	357,673
Kering SA	18,431	10,073,441
Klepierre SA REIT	44,201	883,250
La Francaise des Jeux SAEM (d)	18,485	571,159
Legrand SA	65,897	5,005,457
L'Oreal SA (a)	62,084	20,031,150
LVMH Moet Hennessy Louis Vuitton SE	68,008	30,015,847
Natixis SA (a)	221,885	585,048
Orange SA	498,929	5,964,314
Orpea	12,027	1,388,725
Pernod Ricard SA	52,908	8,328,636
Peugeot SA (a)	147,984	2,426,052
Publicis Groupe SA	50,859	1,651,641
Remy Cointreau SA (b)	5,928	808,481
Renault SA (a)	47,770	1,222,227
Safran SA (a)	78,662	7,910,249
Sanofi	276,265	28,165,999
Sartorius Stedim Biotech	6,864	1,739,738
Schneider Electric SE	136,807	15,213,213
SCOR SE (a)	41,578	1,147,954
SEB SA	4,983	826,320
Societe Generale SA (a)	205,131	3,428,657
Sodexo SA	20,638	1,398,984
Suez SA	89,128	1,047,249
Teleperformance	14,830	3,775,756
Thales SA	26,547	2,147,923
TOTAL SA	604,740	23,310,557
Ubisoft Entertainment SA (a)	21,991	1,820,517
Unibail-Rodamco-Westfield	8,898	25,300
Unibail-Rodamco-Westfield REIT (b)	33,313	1,877,161
Valeo SA	53,270	1,404,577
Veolia Environnement SA	131,507	2,968,655
Vinci SA	125,527	11,635,645
Vivendi SA	208,323	5,381,327
Wendel SE	7,128	680,067
Worldline SA (a)(d)	33,270	2,899,890
		342,972,101

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
GERMANY — 9.0%
Adidas AG (a)	46,949	$ 12,374,324
Allianz SE	102,001	20,836,631
Aroundtown SA (a)	270,512	1,550,039
BASF SE	223,888	12,571,714
Bayer AG	242,811	17,992,396
Bayerische Motoren Werke AG	80,838	5,159,143
Bayerische Motoren Werke AG Preference Shares	12,415	602,896
Beiersdorf AG	24,701	2,807,980
Brenntag AG	39,729	2,105,778
Carl Zeiss Meditec AG	10,275	1,000,188
Commerzbank AG (a)	228,232	1,016,882
Continental AG (a)	27,756	2,727,877
Covestro AG (a)(d)	43,724	1,664,852
Daimler AG	210,296	8,552,990
Delivery Hero SE (a)(d)	30,772	3,161,369
Deutsche Bank AG (a)	472,044	4,501,942
Deutsche Boerse AG	46,638	8,437,765
Deutsche Lufthansa AG (a)(b)	64,206	643,946
Deutsche Post AG	243,528	8,939,529
Deutsche Telekom AG	812,909	13,635,745
Deutsche Wohnen SE	82,769	3,718,118
E.ON SE	560,698	6,327,007
Evonik Industries AG	48,315	1,230,200
Fraport AG Frankfurt Airport Services Worldwide (a)	10,591	463,793
Fresenius Medical Care AG & Co. KGaA	51,915	4,464,849
Fresenius SE & Co. KGaA	101,839	5,060,112
Fuchs Petrolub SE Preference Shares	15,262	613,247
GEA Group AG	34,919	1,107,923
Hannover Rueck SE	15,442	2,667,917
HeidelbergCement AG	37,100	1,985,409
Henkel AG & Co. KGaA Preference Shares	44,125	4,115,303
Henkel AG & Co. KGaA	26,031	2,177,084
HOCHTIEF AG	6,344	564,309
Infineon Technologies AG	306,438	7,178,276
KION Group AG	16,364	1,007,215
Knorr-Bremse AG	12,094	1,226,986
LANXESS AG	20,021	1,058,412
LEG Immobilien AG	16,351	2,073,244
Merck KGaA	32,599	3,794,901
METRO AG	46,138	437,722
MTU Aero Engines AG (a)	13,632	2,372,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,549	9,253,895
Nemetschek SE	13,024	894,630
Porsche Automobil Holding SE Preference Shares	38,236	2,213,890
Puma SE (a)	19,299	1,495,880
RWE AG	140,760	4,926,059
SAP SE	255,798	35,746,723
Sartorius AG Preference Shares	8,673	2,861,615
Security Description	Shares	Value
Scout24 AG (d)	25,456	$ 1,968,860
Siemens AG	187,076	22,056,336
Siemens Healthineers AG (d)	35,876	1,723,955
Symrise AG	31,071	3,629,412
TeamViewer AG (a)(d)	30,298	1,653,819
Telefonica Deutschland Holding AG	255,715	753,917
Thyssenkrupp AG (a)	100,059	713,626
Uniper SE	49,780	1,605,856
United Internet AG	23,175	984,330
Volkswagen AG	7,916	1,277,701
Volkswagen AG Preference Shares	46,281	7,032,522
Vonovia SE	128,128	7,829,135
Zalando SE (a)(d)	36,248	2,570,651
		295,121,425
HONG KONG — 3.3%
AIA Group, Ltd.	3,001,200	28,084,211
ASM Pacific Technology, Ltd.	81,800	864,467
Bank of East Asia, Ltd.	350,839	804,231
Budweiser Brewing Co. APAC, Ltd. (d)	393,700	1,152,538
CK Asset Holdings, Ltd.	655,179	3,928,996
CK Hutchison Holdings, Ltd.	685,000	4,435,806
CK Infrastructure Holdings, Ltd.	153,000	790,901
CLP Holdings, Ltd.	417,000	4,095,481
Dairy Farm International Holdings, Ltd.	77,000	359,798
Galaxy Entertainment Group, Ltd.	537,000	3,683,707
Hang Lung Properties, Ltd.	474,000	1,126,837
Hang Seng Bank, Ltd.	190,400	3,206,788
Henderson Land Development Co., Ltd.	382,436	1,458,506
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	586,990	609,704
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,375,026
Hong Kong & China Gas Co., Ltd.	2,596,424	4,035,304
Hong Kong Exchanges & Clearing, Ltd.	297,930	12,689,425
Hongkong Land Holdings, Ltd.	310,500	1,291,531
Jardine Matheson Holdings, Ltd.	54,600	2,282,871
Jardine Strategic Holdings, Ltd.	58,400	1,259,752
Kerry Properties, Ltd.	146,000	379,257
Link REIT	501,900	4,120,707
Melco Resorts & Entertainment, Ltd. ADR	55,923	867,925
MTR Corp., Ltd.	385,601	2,005,426
New World Development Co., Ltd.	402,269	1,910,018
NWS Holdings, Ltd.	356,810	310,373
PCCW, Ltd.	1,072,000	612,934
Power Assets Holdings, Ltd.	361,000	1,972,538

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sands China, Ltd.	609,600	$ 2,401,374
Sino Land Co., Ltd.	803,387	1,016,451
SJM Holdings, Ltd.	457,000	512,362
Sun Hung Kai Properties, Ltd.	316,000	4,036,998
Swire Pacific, Ltd. Class A	113,500	603,231
Swire Properties, Ltd.	280,600	716,424
Techtronic Industries Co., Ltd.	344,000	3,403,746
WH Group, Ltd. (d)	2,352,309	2,032,864
Wharf Real Estate Investment Co., Ltd. (b)	239,000	1,147,352
Wheelock & Co., Ltd.	165,000	1,304,250
		106,890,110
IRELAND — 0.7%
AerCap Holdings NV (a)	32,314	995,271
CRH PLC	196,075	6,746,851
Flutter Entertainment PLC (b)	35,184	4,643,697
James Hardie Industries PLC	104,608	2,010,976
Kerry Group PLC Class A	38,812	4,820,007
Kingspan Group PLC	36,730	2,370,415
Smurfit Kappa Group PLC	57,747	1,940,025
		23,527,242
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	487,867
Bank Hapoalim BM	275,519	1,648,523
Bank Leumi Le-Israel BM	360,144	1,812,342
Check Point Software Technologies, Ltd. (a)	28,010	3,009,114
CyberArk Software, Ltd. (a)	9,300	923,211
Elbit Systems, Ltd.	6,111	840,517
ICL Group, Ltd.	162,743	485,184
Israel Discount Bank, Ltd. Class A	293,896	897,155
Mizrahi Tefahot Bank, Ltd.	33,833	636,277
Nice, Ltd. (a)	16,085	3,034,685
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	2,049,591
Teva Pharmaceutical Industries, Ltd. (a)	98,441	1,204,410
Wix.com, Ltd. (a)	12,800	3,279,616
		20,308,492
ITALY — 2.0%
Assicurazioni Generali SpA	269,533	4,093,002
Atlantia SpA (a)	129,788	2,098,708
Davide Campari-Milano SpA	133,540	1,128,990
DiaSorin SpA	5,764	1,106,606
Enel SpA	2,013,928	17,411,919
Eni SpA	616,682	5,909,676
Ferrari NV	30,748	5,265,346
FinecoBank Banca Fineco SpA (a)	157,778	2,134,714
Infrastrutture Wireless Italiane SpA (d)	50,302	504,788
Intesa Sanpaolo SpA (a)	3,615,721	6,946,133
Leonardo SpA	97,959	652,825
Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	161,856	$ 1,168,445
Moncler SpA (a)	45,559	1,751,360
Nexi SpA (a)(d)	87,566	1,517,968
Pirelli & C SpA (a)(d)	116,150	493,987
Poste Italiane SpA (d)	121,311	1,059,350
Prysmian SpA	55,227	1,280,775
Recordati SpA	27,399	1,370,582
Snam SpA	481,433	2,346,327
Telecom Italia SpA (b)(e)	2,204,493	869,038
Telecom Italia SpA (e)	1,626,518	632,845
Terna Rete Elettrica Nazionale SpA	362,156	2,497,213
UniCredit SpA (a)	515,760	4,758,578
		66,999,175
JAPAN — 25.0%
ABC-Mart, Inc.	8,800	516,669
Acom Co., Ltd.	91,400	350,062
Advantest Corp.	50,100	2,861,616
Aeon Co., Ltd.	156,400	3,641,606
Aeon Mall Co., Ltd.	24,100	320,526
AGC, Inc.	45,000	1,291,205
Air Water, Inc.	52,200	738,146
Aisin Seiki Co., Ltd.	37,200	1,091,314
Ajinomoto Co., Inc.	111,700	1,855,203
Alfresa Holdings Corp.	45,600	956,635
Amada Co., Ltd.	91,300	748,175
ANA Holdings, Inc. (a)	28,500	651,852
Aozora Bank, Ltd. (b)	27,800	485,157
Asahi Group Holdings, Ltd.	92,900	3,265,578
Asahi Intecc Co., Ltd.	51,400	1,468,197
Asahi Kasei Corp.	319,200	2,615,083
Astellas Pharma, Inc.	458,500	7,663,136
Bandai Namco Holdings, Inc.	48,900	2,576,148
Bank of Kyoto, Ltd. (b)	12,500	444,494
Benesse Holdings, Inc.	20,100	539,524
Bridgestone Corp. (b)	130,200	4,205,767
Brother Industries, Ltd.	53,900	974,628
Calbee, Inc.	20,900	578,150
Canon, Inc. (b)	241,900	4,829,452
Casio Computer Co., Ltd.	53,600	935,864
Central Japan Railway Co.	35,300	5,463,987
Chiba Bank, Ltd.	134,000	634,047
Chubu Electric Power Co., Inc.	152,800	1,918,007
Chugai Pharmaceutical Co., Ltd.	163,800	8,777,158
Chugoku Electric Power Co., Inc.	76,500	1,020,751
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	528,213
Concordia Financial Group, Ltd.	287,400	924,779
Cosmos Pharmaceutical Corp.	2,200	337,837
CyberAgent, Inc.	25,800	1,269,223
Dai Nippon Printing Co., Ltd.	58,500	1,346,058
Daicel Corp.	63,200	490,231
Daifuku Co., Ltd.	24,600	2,157,547
Dai-ichi Life Holdings, Inc.	273,500	3,276,526

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	139,800	$ 11,444,006
Daikin Industries, Ltd.	60,800	9,845,645
Daito Trust Construction Co., Ltd.	15,100	1,392,798
Daiwa House Industry Co., Ltd.	137,000	3,237,937
Daiwa House REIT Investment Corp.	452	1,064,263
Daiwa Securities Group, Inc.	376,300	1,582,117
Denso Corp.	103,900	4,078,050
Dentsu Group, Inc. (b)	56,000	1,329,519
Disco Corp.	7,200	1,757,462
East Japan Railway Co.	74,100	5,139,061
Eisai Co., Ltd.	62,300	4,953,794
Electric Power Development Co., Ltd.	35,600	675,413
FamilyMart Co., Ltd.	65,500	1,125,435
FANUC Corp.	47,200	8,468,597
Fast Retailing Co., Ltd.	14,400	8,283,613
Fuji Electric Co., Ltd.	30,600	842,935
FUJIFILM Holdings Corp.	89,700	3,842,513
Fujitsu, Ltd.	48,000	5,624,688
Fukuoka Financial Group, Inc.	40,900	647,206
GLP J-REIT	834	1,206,177
GMO Payment Gateway, Inc.	10,800	1,130,552
Hakuhodo DY Holdings, Inc.	55,500	662,941
Hamamatsu Photonics KK	32,300	1,407,668
Hankyu Hanshin Holdings, Inc.	57,700	1,950,630
Hikari Tsushin, Inc.	4,800	1,098,427
Hino Motors, Ltd.	63,000	427,786
Hirose Electric Co., Ltd.	8,010	880,297
Hisamitsu Pharmaceutical Co., Inc.	13,200	714,132
Hitachi Construction Machinery Co., Ltd.	24,800	689,491
Hitachi Metals, Ltd.	57,400	688,560
Hitachi, Ltd.	240,700	7,656,989
Honda Motor Co., Ltd.	401,400	10,281,862
Hoshizaki Corp.	11,500	986,495
Hoya Corp.	92,200	8,836,344
Hulic Co., Ltd.	65,600	619,847
Idemitsu Kosan Co., Ltd.	48,540	1,036,807
Iida Group Holdings Co., Ltd.	35,900	552,184
Inpex Corp.	262,100	1,637,986
Isetan Mitsukoshi Holdings, Ltd.	80,300	462,512
Isuzu Motors, Ltd.	127,300	1,157,783
Ito En, Ltd.	11,600	655,352
ITOCHU Corp.	335,200	7,259,048
Itochu Techno-Solutions Corp.	22,200	835,567
Japan Airlines Co., Ltd.	28,300	511,114
Japan Airport Terminal Co., Ltd.	12,400	529,574
Japan Exchange Group, Inc.	128,900	2,987,804
Japan Post Bank Co., Ltd.	94,700	704,892
Japan Post Holdings Co., Ltd.	388,200	2,772,769
Japan Post Insurance Co., Ltd.	55,100	726,624
Japan Prime Realty Investment Corp. REIT (b)	191	560,789
Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	325	$ 1,669,328
Japan Retail Fund Investment Corp. REIT	633	792,403
Japan Tobacco, Inc. (b)	297,700	5,533,721
JFE Holdings, Inc.	130,500	944,238
JGC Holdings Corp.	49,900	526,631
JSR Corp.	53,300	1,034,876
JTEKT Corp.	49,700	388,390
JXTG Holdings, Inc.	761,700	2,717,393
Kajima Corp.	116,200	1,390,546
Kakaku.com, Inc.	33,100	843,901
Kamigumi Co., Ltd.	24,000	472,390
Kansai Electric Power Co., Inc.	180,800	1,753,410
Kansai Paint Co., Ltd.	47,600	1,006,710
Kao Corp.	118,600	9,419,689
Kawasaki Heavy Industries, Ltd.	33,000	477,038
KDDI Corp.	406,500	12,138,917
Keihan Holdings Co., Ltd.	23,800	1,063,777
Keikyu Corp.	55,000	842,318
Keio Corp.	26,300	1,506,408
Keisei Electric Railway Co., Ltd.	33,100	1,038,233
Keyence Corp.	44,600	18,705,737
Kikkoman Corp.	37,100	1,793,336
Kintetsu Group Holdings Co., Ltd.	44,000	1,975,904
Kirin Holdings Co., Ltd.	199,800	4,215,246
Kobayashi Pharmaceutical Co., Ltd.	11,200	985,574
Kobe Bussan Co., Ltd.	13,300	755,878
Koito Manufacturing Co., Ltd.	27,200	1,101,418
Komatsu, Ltd.	212,900	4,363,940
Konami Holdings Corp. (b)	23,100	771,464
Kose Corp.	8,700	1,053,988
Kubota Corp.	251,300	3,762,268
Kuraray Co., Ltd. (b)	75,800	793,888
Kurita Water Industries, Ltd.	23,800	662,623
Kyocera Corp.	77,100	4,211,980
Kyowa Kirin Co., Ltd.	63,500	1,673,015
Kyushu Electric Power Co., Inc.	101,200	848,879
Kyushu Railway Co.	34,000	884,184
Lasertec Corp.	17,600	1,665,126
Lawson, Inc.	12,000	604,110
LINE Corp. (a)	16,600	836,163
Lion Corp.	53,300	1,283,020
LIXIL Group Corp.	68,900	968,458
M3, Inc.	110,600	4,702,331
Makita Corp.	57,800	2,103,619
Marubeni Corp.	403,800	1,835,751
Marui Group Co., Ltd.	48,700	881,684
Maruichi Steel Tube, Ltd.	16,600	414,105
Mazda Motor Corp.	149,000	900,992
McDonald's Holdings Co. Japan, Ltd.	16,000	865,482
Mebuki Financial Group, Inc.	259,300	604,532
Medipal Holdings Corp.	46,300	894,364

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MEIJI Holdings Co., Ltd.	28,100	$ 2,237,953
Mercari, Inc. (a)(b)	17,200	534,526
MINEBEA MITSUMI, Inc.	90,300	1,647,328
MISUMI Group, Inc.	67,200	1,688,691
Mitsubishi Chemical Holdings Corp.	322,600	1,882,864
Mitsubishi Corp.	336,600	7,118,870
Mitsubishi Electric Corp.	452,800	5,919,075
Mitsubishi Estate Co., Ltd.	288,800	4,307,235
Mitsubishi Gas Chemical Co., Inc.	35,900	546,475
Mitsubishi Heavy Industries, Ltd.	82,800	1,956,546
Mitsubishi Materials Corp.	28,100	593,840
Mitsubishi Motors Corp.	149,700	371,330
Mitsubishi UFJ Financial Group, Inc.	3,023,800	11,910,166
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	548,743
Mitsui & Co., Ltd.	405,200	6,008,701
Mitsui Chemicals, Inc.	41,300	864,555
Mitsui Fudosan Co., Ltd.	226,200	4,021,733
Miura Co., Ltd.	19,600	817,417
Mizuho Financial Group, Inc.	6,002,700	7,389,748
MonotaRO Co., Ltd.	28,600	1,150,061
MS&AD Insurance Group Holdings, Inc.	107,300	2,957,366
Murata Manufacturing Co., Ltd.	141,500	8,348,168
Nabtesco Corp. (b)	24,800	768,130
Nagoya Railroad Co., Ltd.	43,100	1,215,802
NEC Corp.	60,400	2,904,380
Nexon Co., Ltd.	121,700	2,747,408
NGK Insulators, Ltd.	65,800	912,458
NGK Spark Plug Co., Ltd.	36,100	519,294
NH Foods, Ltd.	21,000	845,756
Nidec Corp.	108,400	7,308,865
Nihon M&A Center, Inc.	34,700	1,579,402
Nikon Corp.	75,900	637,964
Nintendo Co., Ltd.	27,700	12,394,131
Nippon Building Fund, Inc. REIT	301	1,715,676
Nippon Express Co., Ltd.	19,100	991,227
Nippon Paint Holdings Co., Ltd.	35,200	2,569,517
Nippon Prologis REIT, Inc.	499	1,517,543
Nippon Shinyaku Co., Ltd.	11,200	914,936
Nippon Steel Corp.	205,500	1,943,482
Nippon Telegraph & Telephone Corp.	312,100	7,277,820
Nippon Yusen KK	36,900	522,687
Nissan Chemical Corp.	28,900	1,488,111
Nissan Motor Co., Ltd.	585,900	2,174,592
Nisshin Seifun Group, Inc.	46,800	699,382
Nissin Foods Holdings Co., Ltd.	15,300	1,356,707
Nitori Holdings Co., Ltd.	19,700	3,865,781
Nitto Denko Corp.	40,000	2,269,497
Nomura Holdings, Inc.	759,500	3,415,726
Security Description	Shares	Value
Nomura Real Estate Holdings, Inc.	31,100	$ 579,484
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,280,207
Nomura Research Institute, Ltd.	75,900	2,074,766
NSK, Ltd.	92,100	687,881
NTT Data Corp.	146,500	1,639,292
NTT DOCOMO, Inc.	286,700	7,617,662
Obayashi Corp.	166,800	1,569,472
Obic Co., Ltd.	16,800	2,963,283
Odakyu Electric Railway Co., Ltd.	69,600	1,710,647
Oji Holdings Corp.	230,700	1,077,197
Olympus Corp.	284,800	5,487,683
Omron Corp.	44,900	3,009,830
Ono Pharmaceutical Co., Ltd.	90,100	2,631,899
Oracle Corp. Japan	9,900	1,175,244
Oriental Land Co., Ltd.	48,400	6,401,203
ORIX Corp.	323,000	4,014,118
Orix JREIT, Inc.	642	846,947
Osaka Gas Co., Ltd.	96,000	1,899,211
Otsuka Corp.	24,100	1,273,919
Otsuka Holdings Co., Ltd.	94,100	4,104,479
Pan Pacific International Holdings Corp.	97,900	2,157,231
Panasonic Corp.	537,700	4,719,049
Park24 Co., Ltd.	22,300	382,653
PeptiDream, Inc. (a)	23,400	1,079,065
Persol Holdings Co., Ltd.	41,200	568,493
Pigeon Corp. (b)	30,500	1,181,489
Pola Orbis Holdings, Inc.	20,800	363,441
Rakuten, Inc.	204,500	1,807,855
Recruit Holdings Co., Ltd.	313,300	10,783,428
Renesas Electronics Corp. (a)	191,400	984,694
Resona Holdings, Inc.	528,500	1,809,978
Ricoh Co., Ltd.	175,200	1,258,210
Rinnai Corp.	7,700	645,360
Rohm Co., Ltd.	20,500	1,364,210
Ryohin Keikaku Co., Ltd.	63,000	896,830
Santen Pharmaceutical Co., Ltd.	91,100	1,678,501
SBI Holdings, Inc.	59,200	1,285,741
SCSK Corp.	11,000	538,621
Secom Co., Ltd.	51,900	4,557,644
Sega Sammy Holdings, Inc.	45,300	543,474
Seibu Holdings, Inc.	48,100	524,351
Seiko Epson Corp.	74,900	858,746
Sekisui Chemical Co., Ltd.	94,900	1,360,835
Sekisui House, Ltd.	155,600	2,973,218
Seven & i Holdings Co., Ltd.	187,300	6,132,354
Seven Bank, Ltd.	180,400	494,859
SG Holdings Co., Ltd.	36,900	1,205,185
Sharp Corp.	55,600	596,781
Shimadzu Corp.	57,500	1,536,368
Shimamura Co., Ltd.	5,100	345,722
Shimano, Inc.	18,000	3,464,083
Shimizu Corp.	125,300	1,033,093

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Chemical Co., Ltd.	87,200	$ 10,242,459
Shinsei Bank, Ltd.	42,700	516,896
Shionogi & Co., Ltd.	65,300	4,099,904
Shiseido Co., Ltd.	96,800	6,173,302
Shizuoka Bank, Ltd.	103,100	663,798
Showa Denko KK (b)	31,900	720,629
SMC Corp.	14,100	7,252,330
Softbank Corp.	468,400	5,975,317
SoftBank Group Corp.	383,100	19,334,951
Sohgo Security Services Co., Ltd.	15,800	738,372
Sompo Holdings, Inc.	80,600	2,777,000
Sony Corp.	311,400	21,513,913
Sony Financial Holdings, Inc.	41,600	1,005,266
Square Enix Holdings Co., Ltd.	22,500	1,140,894
Stanley Electric Co., Ltd.	33,600	814,053
Subaru Corp.	154,100	3,229,495
SUMCO Corp.	64,500	992,459
Sumitomo Chemical Co., Ltd.	364,100	1,096,418
Sumitomo Corp.	293,600	3,379,638
Sumitomo Dainippon Pharma Co., Ltd.	37,000	513,159
Sumitomo Electric Industries, Ltd.	192,400	2,221,320
Sumitomo Heavy Industries, Ltd.	26,400	577,878
Sumitomo Metal Mining Co., Ltd.	59,600	1,680,320
Sumitomo Mitsui Financial Group, Inc.	318,100	8,984,841
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,338,101
Sumitomo Realty & Development Co., Ltd.	73,800	2,038,777
Sumitomo Rubber Industries, Ltd. (b)	33,300	330,095
Sundrug Co., Ltd.	16,700	553,159
Suntory Beverage & Food, Ltd.	35,700	1,394,113
Suzuken Co., Ltd.	17,400	650,601
Suzuki Motor Corp.	92,700	3,167,984
Sysmex Corp.	41,000	3,149,854
T&D Holdings, Inc.	141,700	1,218,106
Taiheiyo Cement Corp.	29,800	692,955
Taisei Corp.	44,200	1,612,262
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	497,488
Taiyo Nippon Sanso Corp.	34,900	584,114
Takeda Pharmaceutical Co., Ltd.	389,317	13,999,025
TDK Corp.	32,400	3,228,154
Teijin, Ltd.	40,600	646,958
Terumo Corp.	161,200	6,140,838
THK Co., Ltd.	33,400	832,273
TIS, Inc.	51,100	1,082,822
Tobu Railway Co., Ltd.	49,200	1,626,894
Toho Co., Ltd.	29,700	1,073,692
Toho Gas Co., Ltd.	17,900	895,433
Tohoku Electric Power Co., Inc.	96,500	917,474
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	159,200	$ 6,974,475
Tokyo Century Corp.	9,800	502,239
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,154,224
Tokyo Electron, Ltd.	36,700	9,063,051
Tokyo Gas Co., Ltd.	96,900	2,322,167
Tokyu Corp.	127,500	1,796,487
Tokyu Fudosan Holdings Corp.	158,700	747,223
Toppan Printing Co., Ltd.	59,400	993,932
Toray Industries, Inc.	352,600	1,665,669
Toshiba Corp.	93,000	2,985,907
Tosoh Corp.	70,500	969,259
TOTO, Ltd.	32,800	1,262,160
Toyo Suisan Kaisha, Ltd.	23,100	1,291,763
Toyoda Gosei Co., Ltd.	16,800	351,304
Toyota Industries Corp.	37,800	2,010,846
Toyota Motor Corp.	521,100	32,796,222
Toyota Tsusho Corp.	55,400	1,413,951
Trend Micro, Inc.	31,700	1,773,015
Tsuruha Holdings, Inc. (b)	9,800	1,354,637
Unicharm Corp.	100,100	4,108,774
United Urban Investment Corp. REIT	802	864,514
USS Co., Ltd.	53,400	856,735
Welcia Holdings Co., Ltd.	10,500	848,972
West Japan Railway Co.	41,600	2,335,247
Yakult Honsha Co., Ltd.	29,300	1,725,273
Yamada Denki Co., Ltd.	160,900	798,795
Yamaha Corp.	31,400	1,482,218
Yamaha Motor Co., Ltd.	63,400	999,380
Yamato Holdings Co., Ltd.	73,600	1,598,997
Yamazaki Baking Co., Ltd. (b)	30,000	515,747
Yaskawa Electric Corp.	61,800	2,150,149
Yokogawa Electric Corp.	54,700	857,792
Yokohama Rubber Co., Ltd.	29,200	413,233
Z Holdings Corp.	632,400	3,106,233
ZOZO, Inc. (b)	22,600	504,223
		820,856,230
JORDAN — 0.0%
Hikma Pharmaceuticals PLC	33,013	903,354
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	170,046	1,800,543
Eurofins Scientific SE (b)	3,127	1,971,692
SES SA	94,603	646,210
Tenaris SA	125,773	817,096
		5,235,541
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	743,036
NETHERLANDS — 4.5%
ABN AMRO Bank NV (d)	108,292	931,632
Adyen NV (a)(d)	4,408	6,413,820
Aegon NV	446,111	1,318,278
Akzo Nobel NV	49,671	4,461,083
Altice Europe NV (a)	165,281	639,030

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ASML Holding NV	104,622	$ 38,260,164
EXOR NV	25,598	1,468,797
Heineken Holding NV	28,962	2,369,714
Heineken NV	62,834	5,791,139
ING Groep NV	946,101	6,593,124
Just Eat Takeaway.com NV (a)(d)	28,831	3,012,620
Koninklijke Ahold Delhaize NV	273,985	7,464,879
Koninklijke DSM NV	42,736	5,930,677
Koninklijke KPN NV	876,708	2,331,243
Koninklijke Philips NV (a)	220,710	10,292,411
Koninklijke Vopak NV	17,144	906,539
NN Group NV	69,019	2,318,852
Prosus NV (a)	120,283	11,177,831
Randstad NV	28,901	1,291,907
Royal Dutch Shell PLC Class A	1,017,078	16,238,710
Royal Dutch Shell PLC Class B	921,940	13,937,405
Wolters Kluwer NV	68,556	5,352,948
		148,502,803
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	191,697	2,503,236
Auckland International Airport, Ltd.	330,140	1,400,633
Fisher & Paykel Healthcare Corp., Ltd.	147,181	3,382,435
Mercury NZ, Ltd.	166,846	507,098
Meridian Energy, Ltd.	305,752	950,834
Ryman Healthcare, Ltd.	94,456	799,437
Spark New Zealand, Ltd.	492,863	1,454,713
		10,998,386
NORWAY — 0.5%
DNB ASA	238,601	3,177,544
Equinor ASA	247,660	3,559,664
Gjensidige Forsikring ASA (a)	43,976	810,677
Mowi ASA	111,409	2,118,852
Norsk Hydro ASA (a)	297,037	826,830
Orkla ASA	173,932	1,523,609
Schibsted ASA Class B (a)	24,544	578,437
Telenor ASA	171,266	2,494,994
Yara International ASA	40,982	1,425,506
		16,516,113
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	3,108,066
Galp Energia SGPS SA	133,549	1,548,684
Jeronimo Martins SGPS SA (b)	58,599	1,025,160
		5,681,910
RUSSIA — 0.0% (c)
Evraz PLC	129,609	457,918
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust	721,230	1,653,077
CapitaLand Commercial Trust REIT	661,238	808,422
CapitaLand Mall Trust REIT	610,500	865,356
Security Description	Shares	Value
CapitaLand, Ltd. (a)	589,900	$ 1,244,953
City Developments, Ltd.	96,600	589,716
DBS Group Holdings, Ltd.	437,413	6,574,834
Genting Singapore, Ltd.	1,319,900	725,419
Jardine Cycle & Carriage, Ltd.	24,833	362,024
Keppel Corp., Ltd. (b)	337,300	1,451,215
Mapletree Commercial Trust REIT	493,800	690,210
Mapletree Logistics Trust REIT	591,200	829,126
Oversea-Chinese Banking Corp., Ltd.	815,841	5,311,950
Singapore Airlines, Ltd.	343,749	926,890
Singapore Exchange, Ltd.	182,300	1,095,879
Singapore Technologies Engineering, Ltd.	346,900	827,102
Singapore Telecommunications, Ltd.	1,965,100	3,492,079
Suntec Real Estate Investment Trust	529,400	540,244
United Overseas Bank, Ltd.	285,590	4,168,665
UOL Group, Ltd.	95,932	471,178
Venture Corp., Ltd.	67,800	791,534
Wilmar International, Ltd.	440,800	1,302,429
		34,722,302
SOUTH AFRICA — 0.2%
Anglo American PLC	300,650	6,911,370
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	60,018	1,541,918
Aena SME SA (a)(d)	17,308	2,314,079
Amadeus IT Group SA	107,322	5,632,878
Banco Bilbao Vizcaya Argentaria SA	1,671,741	5,753,952
Banco Santander SA	4,090,140	10,003,249
Bankinter SA	160,926	771,098
CaixaBank SA	899,730	1,924,182
Cellnex Telecom SA (d)	63,782	3,894,448
Enagas SA (b)	57,883	1,415,582
Endesa SA (b)	80,722	2,001,785
Ferrovial SA	117,292	3,134,235
Grifols SA	75,632	2,299,103
Iberdrola SA	1,434,532	16,742,491
Industria de Diseno Textil SA	273,409	7,252,227
Mapfre SA	271,207	484,140
Naturgy Energy Group SA	76,473	1,427,223
Red Electrica Corp. SA (b)	102,455	1,916,289
Repsol SA (b)	352,730	3,115,742
Siemens Gamesa Renewable Energy SA (a)(b)	53,578	953,657
Telefonica SA	1,159,959	5,546,094
		78,124,372
SWEDEN — 2.8%
Alfa Laval AB (a)	77,504	1,710,037
Assa Abloy AB Class B	249,451	5,106,483
Atlas Copco AB Class A	166,323	7,084,116

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class B	93,230	$ 3,464,818
Boliden AB	71,106	1,631,190
Electrolux AB Class B	56,183	945,431
Epiroc AB Class A	154,026	1,930,328
Epiroc AB Class B	96,382	1,183,877
EQT AB (b)	52,938	954,678
Essity AB Class B (a)	145,937	4,732,267
Evolution Gaming Group AB (d)	29,920	1,777,413
Hennes & Mauritz AB Class B (b)	191,123	2,790,151
Hexagon AB Class B (a)	67,890	3,987,543
Husqvarna AB Class B	101,271	833,602
ICA Gruppen AB	22,934	1,090,338
Industrivarden AB Class C (a)	35,307	804,922
Investment AB Latour Class B (b)	31,349	569,274
Investor AB Class B	112,720	5,980,554
Kinnevik AB Class B	58,818	1,552,894
L E Lundbergforetagen AB Class B (a)	17,802	811,616
Lundin Energy AB	41,757	1,019,275
Nibe Industrier AB Class B (a)	73,037	1,620,217
Sandvik AB (a)	275,316	5,183,893
Securitas AB Class B (a)	77,801	1,052,217
Skandinaviska Enskilda Banken AB Class A (a)	388,874	3,376,200
Skanska AB Class B (a)	86,703	1,770,360
SKF AB Class B	98,908	1,849,246
Svenska Cellulosa AB SCA Class B (a)	142,690	1,707,024
Svenska Handelsbanken AB Class A (a)	372,218	3,534,916
Swedbank AB Class A (a)	214,992	2,761,145
Swedish Match AB	41,243	2,910,411
Tele2 AB Class B	126,668	1,686,466
Telefonaktiebolaget LM Ericsson Class B	714,617	6,625,284
Telia Co. AB	594,721	2,225,340
Volvo AB Class B (a)	371,648	5,848,809
		92,112,335
SWITZERLAND — 10.5%
ABB, Ltd.	454,309	10,303,968
Adecco Group AG	37,597	1,771,969
Alcon, Inc. (a)	120,645	6,931,437
Baloise Holding AG	10,882	1,639,205
Barry Callebaut AG	795	1,517,365
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,312,371
Chocoladefabriken Lindt & Spruengli AG (e)	25	2,156,192
Cie Financiere Richemont SA	128,416	8,281,998
Clariant AG (a)	55,040	1,083,121
Coca-Cola HBC AG	49,968	1,247,320
Credit Suisse Group AG	593,235	6,171,880
EMS-Chemie Holding AG	1,955	1,518,685
Geberit AG	9,033	4,531,699
Security Description	Shares	Value
Givaudan SA	2,248	$ 8,402,063
Glencore PLC	2,434,529	5,171,397
Julius Baer Group, Ltd.	54,988	2,309,119
Kuehne + Nagel International AG (a)	13,905	2,315,891
LafargeHolcim, Ltd.	127,797	5,629,633
Logitech International SA	39,146	2,564,941
Lonza Group AG	18,359	9,723,686
Nestle SA	732,460	81,199,728
Novartis AG	528,280	46,019,432
Partners Group Holding AG	4,659	4,242,470
Roche Holding AG	172,847	59,876,443
Schindler Holding AG (e)	9,933	2,350,483
Schindler Holding AG (e)	4,748	1,125,496
SGS SA	1,466	3,590,798
Sika AG	34,688	6,686,180
Sonova Holding AG (a)	14,179	2,837,984
STMicroelectronics NV	154,592	4,212,599
Straumann Holding AG	2,651	2,291,511
Swatch Group AG (b)(e)	7,748	1,554,950
Swatch Group AG (e)	15,664	615,931
Swiss Life Holding AG	7,671	2,853,453
Swiss Prime Site AG	19,666	1,824,130
Swiss Re AG	74,247	5,756,098
Swisscom AG (b)	6,259	3,281,879
Temenos AG	16,698	2,594,995
UBS Group AG	902,361	10,420,318
Vifor Pharma AG	12,009	1,816,612
Zurich Insurance Group AG	36,950	13,091,123
		343,826,553
UNITED KINGDOM — 12.7%
3i Group PLC	245,281	2,518,523
Admiral Group PLC	46,985	1,328,682
Ashtead Group PLC	109,205	3,673,413
Associated British Foods PLC	89,799	2,117,227
AstraZeneca PLC	321,413	33,356,382
Auto Trader Group PLC (d)	245,873	1,596,297
AVEVA Group PLC	15,823	800,011
Aviva PLC	982,380	3,320,249
BAE Systems PLC	805,835	4,804,849
Barclays PLC	4,254,290	5,984,995
Barratt Developments PLC	262,383	1,608,087
Berkeley Group Holdings PLC	31,858	1,636,059
BP PLC	4,949,923	18,909,795
British American Tobacco PLC	560,956	21,453,475
British Land Co. PLC REIT	214,286	1,022,134
BT Group PLC	2,179,261	3,073,312
Bunzl PLC	86,604	2,316,427
Burberry Group PLC	103,377	2,036,969
CNH Industrial NV (a)	248,353	1,744,287
Coca-Cola European Partners PLC (e)	24,400	921,344
Coca-Cola European Partners PLC (e)	24,266	920,592
Compass Group PLC	437,145	5,997,454

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Croda International PLC	33,122	$ 2,145,225
DCC PLC	23,359	1,943,655
Diageo PLC	571,163	18,930,321
Direct Line Insurance Group PLC	313,441	1,048,017
Experian PLC	222,865	7,800,211
Fiat Chrysler Automobiles NV (a)	279,681	2,828,959
GlaxoSmithKline PLC	1,227,531	24,725,703
GVC Holdings PLC	134,435	1,228,738
Halma PLC	91,270	2,592,956
Hargreaves Lansdown PLC	78,544	1,579,452
HSBC Holdings PLC	4,969,730	23,032,014
Imperial Brands PLC	230,689	4,379,140
Informa PLC	358,169	2,064,992
InterContinental Hotels Group PLC	44,129	1,942,579
Intertek Group PLC	38,641	2,595,161
ITV PLC	948,250	873,924
J Sainsbury PLC	440,863	1,137,712
JD Sports Fashion PLC	107,276	823,335
Johnson Matthey PLC	49,525	1,286,182
Kingfisher PLC	485,075	1,330,762
Land Securities Group PLC REIT	172,937	1,178,274
Legal & General Group PLC	1,448,124	3,936,790
Lloyds Banking Group PLC	17,527,834	6,742,426
London Stock Exchange Group PLC	77,500	8,036,860
M&G PLC	631,607	1,307,793
Melrose Industries PLC	1,227,736	1,725,658
Mondi PLC	124,129	2,315,271
National Grid PLC	863,366	10,503,654
Next PLC	31,655	1,911,138
Ocado Group PLC (a)	117,693	2,949,314
Pearson PLC	177,276	1,258,429
Persimmon PLC	81,441	2,298,397
Prudential PLC	641,100	9,632,848
Reckitt Benckiser Group PLC	175,254	16,077,549
RELX PLC (e)	318,236	7,345,009
RELX PLC (e)	158,011	3,655,883
Rentokil Initial PLC	443,456	2,796,127
Rio Tinto PLC	277,723	15,585,147
Rolls-Royce Holdings PLC	446,476	1,571,882
Royal Bank of Scotland Group PLC	1,206,151	1,805,613
RSA Insurance Group PLC	251,345	1,269,324
Sage Group PLC	279,344	2,312,267
Schroders PLC	29,656	1,079,319
Segro PLC REIT	264,129	2,913,011
Severn Trent PLC	55,915	1,706,378
Smith & Nephew PLC	212,508	3,948,612
Smiths Group PLC	102,649	1,789,432
Spirax-Sarco Engineering PLC	17,970	2,206,037
SSE PLC	260,035	4,390,768
St James's Place PLC	124,600	1,460,966
Standard Chartered PLC	687,994	3,718,941
Security Description	Shares	Value
Standard Life Aberdeen PLC	598,144	$ 1,976,469
Taylor Wimpey PLC	844,503	1,486,345
Tesco PLC	2,399,494	6,729,905
Unilever NV	361,116	19,247,888
Unilever PLC	288,569	15,521,757
United Utilities Group PLC	166,522	1,865,878
Vodafone Group PLC	6,514,982	10,327,994
Whitbread PLC	46,813	1,284,306
Wm Morrison Supermarkets PLC	586,128	1,376,863
WPP PLC	312,089	2,426,271
		417,102,394
UNITED STATES — 0.2%
Ferguson PLC	54,735	4,462,850
QIAGEN NV (a)	58,454	2,517,121
		6,979,971
TOTAL COMMON STOCKS (Cost $3,122,676,081)		3,229,321,527

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a)	60,018	93,598
Repsol SA (expiring 7/9/20) (a) (b)	352,730	171,660
Telefonica SA (expiring 7/6/20) (a)	1,159,959	228,122
TOTAL RIGHTS (Cost $540,403)		493,380
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	23,659,276	23,668,740
State Street Navigator Securities Lending Portfolio II (h) (i)	35,792,424	35,792,424
TOTAL SHORT-TERM INVESTMENTS (Cost $59,461,163)		59,461,164
TOTAL INVESTMENTS — 100.1% (Cost $3,182,677,647)		3,289,276,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,746,317)
NET ASSETS — 100.0%		$ 3,284,529,754
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	661	09/18/2020	$58,572,625	$58,776,120	$203,495
During the fiscal year ended June 30, 2020, average notional value related to futures contracts was $59,749,485.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 72,625,860	$3,156,695,667	$—	$3,229,321,527
Rights	493,380	—	—	493,380
Short-Term Investments	59,461,164	—	—	59,461,164
TOTAL INVESTMENTS	$132,580,404	$3,156,695,667	$—	$3,289,276,071
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	203,495	—	—	203,495
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 203,495	$ —	$—	$ 203,495
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$132,783,899	$3,156,695,667	$—	$3,289,479,566
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	15.8%
Industrials	14.3
Health Care	14.2
Consumer Staples	11.8
Consumer Discretionary	11.1
Information Technology	8.2
Materials	7.2
Communication Services	5.3
Utilities	4.0
Energy	3.3
Real Estate	3.1
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$311,819,851	$306,407,037	$6,044	$(607)	23,659,276	$23,668,740	$213,306
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	230,783,843	213,354,041	—	—	35,792,424	35,792,424	198,048
Total		$36,613,111	$542,603,694	$519,761,078	$6,044	$(607)		$59,461,164	$411,354
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,229,814,907
Investments in affiliated issuers, at value	59,461,164
Total Investments	3,289,276,071
Foreign currency, at value	7,062,544
Cash at broker	5,499,186
Receivable from broker — accumulated variation margin on futures contracts	205,235
Receivable for investments sold	2,991,167
Dividends receivable — unaffiliated issuers	3,837,366
Dividends receivable — affiliated issuers	5,032
Securities lending income receivable — unaffiliated issuers	5,716
Securities lending income receivable — affiliated issuers	53,647
Receivable for foreign taxes recoverable	11,882,946
TOTAL ASSETS	3,320,818,910
LIABILITIES
Payable upon return of securities loaned	35,792,424
Payable for investments purchased	17,038
Advisory fee payable	344,473
Custodian fees payable	34,982
Professional fees payable	83,820
Printing and postage fees payable	10,918
Accrued expenses and other liabilities	5,501
TOTAL LIABILITIES	36,289,156
NET ASSETS	$3,284,529,754
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,123,216,484
Investments in affiliated issuers	59,461,163
Total cost of investments	$3,182,677,647
Foreign currency, at cost	$ 7,054,540
* Includes investments in securities on loan, at value	$ 58,578,986
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 54,655,191
Dividend income — affiliated issuers	213,306
Unaffiliated securities lending income	87,622
Affiliated securities lending income	198,048
Foreign taxes withheld	(5,366,790)
TOTAL INVESTMENT INCOME (LOSS)	49,787,377
EXPENSES
Advisory fee	2,020,556
Administration and custody fees	214,577
Trustees’ fees and expenses	36,228
Professional fees and expenses	81,225
Printing and postage fees	5,550
Insurance expense	8,574
Miscellaneous expenses	19,254
TOTAL EXPENSES	2,385,964
NET INVESTMENT INCOME (LOSS)	$ 47,401,413
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(77,542,786)
Investments — affiliated issuers	6,044
Foreign currency transactions	18,233
Futures contracts	720,521
Net realized gain (loss)	(76,797,988)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(386,053,534)
Investments — affiliated issuers	(607)
Foreign currency translations	(55,301)
Futures contracts	(928,393)
Net change in unrealized appreciation/depreciation	(387,037,835)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(463,835,823)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(416,434,410)
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 47,401,413	$ 104,047,058
Net realized gain (loss)	(76,797,988)	(14,404,816)
Net change in unrealized appreciation/depreciation	(387,037,835)	559,062,853
Net increase (decrease) in net assets resulting from operations	(416,434,410)	648,705,095
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	383,835,991	566,042,704
Withdrawals	(409,277,910)	(297,852,001)
Net increase (decrease) in net assets from capital transactions	(25,441,919)	268,190,703
Net increase (decrease) in net assets during the period	(441,876,329)	916,895,798
Net assets at beginning of period	3,726,406,083	2,809,510,285
NET ASSETS AT END OF PERIOD	$3,284,529,754	$3,726,406,083
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	(10.98)%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,284,530	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%(b)	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.87%(b)	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	6%(c)	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
18

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$205,235	$—	$205,235
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$720,521	$—	$720,521
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(928,393)	$—	$(928,393)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$197,901,016	$186,041,343
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,182,677,647	$558,324,473	$451,522,554	$106,801,919
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 58,578,986	$ 35,792,424	$ 25,809,164	$ 61,601,588
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$35,646,923	$—	$—	$—	$35,646,923	$35,646,923
State Street International Developed Equity Index Portfolio	Rights	145,501	—	—	—	145,501	145,501
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2020.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$890.20	$0.66	$1,024.20	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which include:
o Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the past one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or
________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (“Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the performance of the Portfolio by evaluating the performance of the HIDE Fund. The Board considered that the HIDE Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the HIDE Fund in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the Portfolio by evaluating the fees of the Feeder Fund. The Board considered that the actual management fee for the Feeder Fund was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
29

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 3, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2020